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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1.	Schedule of Investments

2009 QUARTERLY REPORT

Russell Investment Funds

SEPTEMBER 30, 2009

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2009 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.5%
Consumer Discretionary - 11.2%
Amazon.com, Inc. (Æ)	17,700	1,653
American Eagle Outfitters, Inc.	11,000	185
Apollo Group, Inc. Class A (Æ)	8,658	638
AutoZone, Inc. (Æ)	3,100	453
Avon Products, Inc.	12,700	431
Bed Bath & Beyond, Inc. (Æ)	19,360	727
Best Buy Co., Inc.	21,289	799
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	4,300	156
Bob Evans Farms, Inc.	900	26
Carmax, Inc. (Æ)	14,700	307
Carter’s, Inc. (Æ)	900	24
CBS Corp. Class B	39,300	474
Comcast Corp. Class A	35,000	591
Costco Wholesale Corp.	19,800	1,118
Darden Restaurants, Inc.	12,600	430
DISH Network Corp. Class A (Æ)	5,700	110
Dollar Tree, Inc. (Æ)	8,466	412
eBay, Inc. (Æ)	69,100	1,631
Estee Lauder Cos., Inc. (The) Class A	15,662	581
Foot Locker, Inc.	55,400	662
Ford Motor Co. (Æ)	115,133	830
Fortune Brands, Inc.	7,600	327
Gap, Inc. (The)	13,500	289
Garmin, Ltd. (Ñ)	21,500	811
H&R Block, Inc.	25,700	472
Harman International Industries, Inc.	1,500	51
Home Depot, Inc.	41,341	1,101
International Game Technology	21,200	455
JC Penney Co., Inc.	27,100	915
Johnson Controls, Inc. (Ñ)	41,950	1,072
Jones Apparel Group, Inc.	11,400	204
Kohl’s Corp. (Æ)	34,544	1,971
Las Vegas Sands Corp. (Æ)(Ñ)	32,400	546
Lowe’s Cos., Inc.	163,619	3,426
Macy’s, Inc.	32,404	593
McDonald’s Corp.	31,400	1,792
Nike, Inc. Class B	30,242	1,957
priceline.com, Inc. (Æ)(Ñ)	4,866	807
Rent-A-Center, Inc. Class A (Æ)	8,100	153
Ross Stores, Inc.	7,100	339
Snap-On, Inc.	1,900	66
Starbucks Corp. (Æ)	42,725	882
Starwood Hotels & Resorts Worldwide, Inc. (ö)	6,500	215
Target Corp.	13,200	616
Time Warner, Inc.	17,100	492
TJX Cos., Inc.	20,100	747
TRW Automotive Holdings Corp. (Æ)	6,800	114
Viacom, Inc. Class B (Æ)	66,800	1,873
Wal-Mart Stores, Inc.	84,853	4,165
Walt Disney Co. (The)	48,800	1,340
WESCO International, Inc. (Æ)(Ñ)	7,700	222

		40,251

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 7.8%
Archer-Daniels-Midland Co.	8,500	248
Bunge, Ltd.	4,200	263
Casey’s General Stores, Inc.	2,500	79
Chiquita Brands International, Inc. (Æ)	1,900	31
Coca-Cola Co. (The)	99,412	5,338
Colgate-Palmolive Co.	12,800	976
CVS Caremark Corp.	94,565	3,380
General Mills, Inc.	3,800	245
Hansen Natural Corp. (Æ)	13,842	509
Hormel Foods Corp.	4,600	163
JM Smucker Co. (The)	424	23
Kraft Foods, Inc. Class A	72,792	1,912
Kroger Co. (The)	12,700	262
Lorillard, Inc.	6,600	490
Molson Coors Brewing Co. Class B	14,300	696
PepsiCo, Inc.	109,343	6,414
Philip Morris International, Inc.	10,000	487
Procter & Gamble Co. (The)	64,400	3,730
Ralcorp Holdings, Inc. (Æ)	10,700	626
Safeway, Inc.	65,200	1,286
SUPERVALU, Inc.	18,800	283
Tyson Foods, Inc. Class A	16,800	212
Whole Foods Market, Inc. (Æ)	18,661	569

		28,222

Energy - 9.8%
Anadarko Petroleum Corp.	17,200	1,079
Apache Corp.	6,300	578
Arch Coal, Inc.	41,500	918
Cameron International Corp. (Æ)	27,700	1,048
Chesapeake Energy Corp.	26,456	751
Chevron Corp.	60,000	4,226
ConocoPhillips	32,000	1,445
Devon Energy Corp.	10,400	700
ENSCO International, Inc.	7,100	302
EOG Resources, Inc.	4,800	401
Exxon Mobil Corp.	47,900	3,286
First Solar, Inc. (Æ)(Ñ)	3,331	509
Frontier Oil Corp.	2,300	32
Halliburton Co.	102,677	2,785
Hess Corp.	7,100	380
Marathon Oil Corp.	109,145	3,482
Murphy Oil Corp.	5,800	334
Occidental Petroleum Corp.	67,609	5,301
PetroHawk Energy Corp. (Æ)	19,300	467
Range Resources Corp.	4,600	227
Rowan Cos., Inc.	9,400	217
Schlumberger, Ltd.	30,100	1,794
Sunoco, Inc. (Ñ)	22,300	634
Tesoro Corp. (Ñ)	10,600	159
Transocean, Ltd. (Æ)	23,672	2,025
Valero Energy Corp.	16,900	328
Williams Cos., Inc. (The)	49,100	877
XTO Energy, Inc.	20,648	853

		35,138

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 17.1%
ACE, Ltd.	31,500	1,684
Allied World Assurance Co. Holdings, Ltd.	2,400	115
Allstate Corp. (The)	40,900	1,252
American Express Co.	67,426	2,286
American Financial Group, Inc.	11,400	291
Annaly Capital Management, Inc. (ö)	4,600	83
Anworth Mortgage Asset Corp. (ö)	10,100	80
AON Corp.	30,450	1,239
Arch Capital Group, Ltd. (Æ)	2,200	149
Arthur J Gallagher & Co.	7,100	173
Aspen Insurance Holdings, Ltd.	10,600	281
Associated Banc-Corp.	17,200	196
Axis Capital Holdings, Ltd.	2,000	60
Bank of America Corp.	127,959	2,165
Bank of New York Mellon Corp. (The)	123,441	3,579
BB&T Corp.	50,800	1,384
Brown & Brown, Inc.	1,000	19
Camden Property Trust (ö)	7,800	314
Capital One Financial Corp.	58,013	2,073
Charles Schwab Corp. (The)	81,600	1,563
Chubb Corp.	18,200	917
CME Group, Inc. Class A	1,400	431
DCT Industrial Trust, Inc. (ö)	14,100	72
DiamondRock Hospitality Co. (Æ)(ö)	5,600	45
Discover Financial Services	17,900	291
Endurance Specialty Holdings, Ltd.	7,000	255
Equity Residential (ö)	1,400	43
Fifth Third Bancorp	22,200	225
Fulton Financial Corp. (Ñ)	11,200	82
Goldman Sachs Group, Inc. (The)	30,363	5,597
Hudson City Bancorp, Inc.	17,700	233
Infinity Property & Casualty Corp.	700	30
JPMorgan Chase & Co.	178,229	7,810
Keycorp	85,400	555
Liberty Property Trust (ö)	10,700	348
Mack-Cali Realty Corp. (ö)	7,600	246
Marsh & McLennan Cos., Inc.	39,200	969
Marshall & Ilsley Corp.	22,700	183
Mastercard, Inc. Class A	5,685	1,149
Mercury General Corp. (Ñ)	18,700	677
MetLife, Inc.	33,500	1,275
MFA Financial, Inc. (ö)	6,800	54
Morgan Stanley	127,866	3,949
Nasdaq OMX Group, Inc. (The) (Æ)	11,300	238
New York Community Bancorp, Inc. (Ñ)	56,300	643
NYSE Euronext	7,400	214
PartnerRe, Ltd. - ADR	4,100	315
Plum Creek Timber Co., Inc. (ö)(Ñ)	18,800	576
PNC Financial Services Group, Inc.	26,400	1,283
Prologis (ö)	19,000	227
Prudential Financial, Inc.	25,400	1,268
SunTrust Banks, Inc.	58,900	1,328
Travelers Cos., Inc. (The)	29,300	1,442
Visa, Inc.	46,244	3,196
Wells Fargo & Co.	216,144	6,091
Wilmington Trust Corp. (Ñ)	24,500	348

		61,591

	Principal Amount ($) or Shares	Market Value $
Health Care - 10.6%
Abbott Laboratories	77,495	3,834
Allergan, Inc.	16,900	959
Amgen, Inc. (Æ)	25,875	1,558
Boston Scientific Corp. (Æ)	220,452	2,335
Bristol-Myers Squibb Co.	17,400	392
Cardinal Health, Inc.	3,800	102
Celgene Corp. (Æ)	9,000	503
Centene Corp. (Æ)	4,500	85
Cerner Corp. (Æ)	4,600	344
Covance, Inc. (Æ)	4,300	233
Coventry Health Care, Inc. (Æ)	12,100	241
Covidien PLC	34,250	1,482
Eli Lilly & Co.	11,600	383
Forest Laboratories, Inc. (Æ)	13,400	394
Genzyme Corp. (Æ)	17,252	979
Gilead Sciences, Inc. (Æ)	25,700	1,197
Health Net, Inc. (Æ)	10,900	168
Healthspring, Inc. (Æ)	5,200	64
Humana, Inc. (Æ)	8,600	321
Intuitive Surgical, Inc. (Æ)(Ñ)	3,457	907
Johnson & Johnson	9,100	554
King Pharmaceuticals, Inc. (Æ)	27,200	293
Magellan Health Services, Inc. (Æ)	3,900	121
McKesson Corp.	5,900	351
Medco Health Solutions, Inc. (Æ)	8,700	481
Medtronic, Inc.	17,800	655
Mylan, Inc. (Æ)(Ñ)	50,504	808
Myriad Genetics, Inc. (Æ)	16,391	449
Omnicare, Inc.	4,700	106
Par Pharmaceutical Cos., Inc. (Æ)	4,600	99
Pfizer, Inc.	204,850	3,390
Sanofi-Aventis SA - ADR	48,950	1,809
Schering-Plough Corp.	177,587	5,017
St. Jude Medical, Inc. (Æ)	3,851	150
Stryker Corp.	12,500	568
Teva Pharmaceutical Industries, Ltd. - ADR	6,600	334
Thermo Fisher Scientific, Inc. (Æ)	41,003	1,791
UnitedHealth Group, Inc.	42,200	1,057
WellPoint, Inc. (Æ)	10,900	516
Wyeth	52,777	2,564
Zimmer Holdings, Inc. (Æ)	10,700	572

		38,166

Materials and Processing - 4.5%
Agnico-Eagle Mines, Ltd.	5,200	353
Air Products & Chemicals, Inc.	11,200	869
Ashland, Inc.	1,500	65
Ball Corp.	15,000	738
Barrick Gold Corp.	17,245	654
Cabot Corp.	26,600	615
Cameco Corp. (Ñ)	9,600	267
Celanese Corp. Class A	22,200	555
Dow Chemical Co. (The)	22,500	586
Ecolab, Inc.	6,100	282
EI Du Pont de Nemours & Co.	53,450	1,718
Freeport-McMoRan Copper & Gold, Inc. Class B	58,515	4,015

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Huntsman Corp.	15,100	137
Lubrizol Corp.	3,400	243
Masco Corp.	32,200	416
Monsanto Co.	4,500	348
Newmont Mining Corp.	52,968	2,332
Silgan Holdings, Inc.	4,600	242
Timken Co.	21,200	497
United States Steel Corp.	5,200	231
Vulcan Materials Co. (Ñ)	17,000	919

		16,082

Producer Durables - 11.4%
3M Co.	49,100	3,624
Accenture PLC Class A	24,400	909
AGCO Corp. (Æ)	4,600	127
AO Smith Corp.	2,500	95
Arkansas Best Corp.	1,300	39
Automatic Data Processing, Inc.	19,500	766
Avery Dennison Corp.	21,100	760
Boeing Co. (The)	14,400	780
Burlington Northern Santa Fe Corp.	6,200	495
Caterpillar, Inc.	51,250	2,631
CH Robinson Worldwide, Inc.	6,300	364
Con-way, Inc.	2,200	84
Convergys Corp. (Æ)	8,500	85
CSX Corp.	51,100	2,139
Cummins, Inc.	30,550	1,369
Danaher Corp.	12,000	808
Deere & Co.	8,300	356
Delta Air Lines, Inc. (Æ)	57,300	513
Deluxe Corp.	5,300	91
Eaton Corp.	800	45
Emerson Electric Co.	31,800	1,275
FedEx Corp.	4,900	369
Fluor Corp. (Ñ)	13,500	686
General Dynamics Corp.	15,432	997
General Electric Co.	140,100	2,300
Honeywell International, Inc.	91,098	3,384
Joy Global, Inc.	1,200	59
KBR, Inc.	12,400	289
Koninklijke Philips Electronics NV	25,100	611
L-3 Communications Holdings, Inc.	4,100	329
Lexmark International, Inc. Class A (Æ)(Ñ)	14,500	312
Lockheed Martin Corp.	42,307	3,303
Manpower, Inc.	9,300	527
Norfolk Southern Corp.	11,200	483
Northrop Grumman Corp.	17,100	885
PACCAR, Inc.	8,600	324
Pall Corp.	400	13
Parker Hannifin Corp.	7,500	389
Pitney Bowes, Inc.	33,800	840
Rockwell Automation, Inc. (Ñ)	10,100	430
RR Donnelley & Sons Co.	21,700	461
Ryder System, Inc.	8,200	320
Skywest, Inc.	2,900	48
SPX Corp.	7,500	460
Teleflex, Inc.	13,200	638
Textron, Inc. (Ñ)	21,850	415

	Principal Amount ($) or Shares	Market Value $
Tidewater, Inc.	4,100	193
Trinity Industries, Inc.	5,100	88
Tyco International, Ltd.	10,800	372
Union Pacific Corp.	10,774	629
United Parcel Service, Inc. Class B	27,100	1,530
URS Corp. (Æ)	2,600	114
Waste Management, Inc.	27,000	805
Watson Wyatt Worldwide, Inc. Class A	1,100	48
Watts Water Technologies, Inc. Class A	2,100	64
Xerox Corp.	105,700	818

		40,888

Technology - 16.5%
Activision Blizzard, Inc. (Æ)	19,200	238
American Tower Corp. Class A (Æ)	9,700	353
Amphenol Corp. Class A	34,261	1,291
Apple, Inc. (Æ)	36,538	6,773
Applied Materials, Inc.	69,800	935
Arris Group, Inc. (Æ)	15,200	198
Avnet, Inc. (Æ)	11,300	293
Baidu, Inc. - ADR (Æ)	600	235
Broadcom Corp. Class A (Æ)	59,059	1,813
Check Point Software Technologies (Æ)	15,400	437
Cisco Systems, Inc. (Æ)	168,366	3,963
Computer Sciences Corp. (Æ)	6,000	316
Dell, Inc. (Æ)	63,400	967
Diebold, Inc.	7,400	244
EMC Corp. (Æ)	18,400	314
Google, Inc. Class A (Æ)	11,767	5,835
Harris Corp.	19,300	726
Hewlett-Packard Co.	135,097	6,378
Ingram Micro, Inc. Class A (Æ)	8,900	150
Intel Corp.	154,720	3,028
International Business Machines Corp.	25,227	3,017
Jabil Circuit, Inc.	42,900	575
Juniper Networks, Inc. (Æ)	75,046	2,028
Lam Research Corp. (Æ)	11,500	393
Marvell Technology Group, Ltd. (Æ)	55,232	894
Maxim Integrated Products, Inc.	48,900	887
Micron Technology, Inc. (Æ)	28,500	234
Microsoft Corp.	89,300	2,312
Motorola, Inc.	48,700	418
NetApp, Inc. (Æ)	2,200	59
Nokia OYJ - ADR (Ñ)	72,800	1,064
Novell, Inc. (Æ)	7,400	33
Nvidia Corp. (Æ)	53,524	804
Oracle Corp.	45,300	944
Palm, Inc. (Æ)(Ñ)	15,500	270
PMC - Sierra, Inc. (Æ)	36,900	353
QUALCOMM, Inc.	114,894	5,168
Research In Motion, Ltd. (Æ)	29,841	2,016
SAIC, Inc. (Æ)	12,700	223
Salesforce.com, Inc. (Æ)	7,500	427
Seagate Technology	36,300	552
Tellabs, Inc. (Æ)	44,500	308
Texas Instruments, Inc.	75,750	1,794
United Online, Inc.	6,300	51
Western Digital Corp. (Æ)	7,200	263

		59,574

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 3.6%
Alliant Energy Corp.	18,400	512
American Electric Power Co., Inc.	12,300	381
American Water Works Co., Inc.	32,400	646
AT&T, Inc.	25,400	686
Atmos Energy Corp.	5,700	161
BCE, Inc.	44,900	1,108
DTE Energy Co.	9,600	337
Duke Energy Corp.	21,700	342
Edison International	6,400	215
Exelon Corp.	9,300	462
Frontier Communications Corp.	65,500	494
Great Plains Energy, Inc.	26,400	474
MDU Resources Group, Inc.	20,200	421
Mirant Corp. (Æ)(Ñ)	11,400	187
NiSource, Inc.	23,500	326
Pepco Holdings, Inc.	46,200	688
Pinnacle West Capital Corp.	9,600	315
PNM Resources, Inc.	7,400	86
PPL Corp.	9,300	282
Progress Energy, Inc. - CVO	1,300	—
Qwest Communications International, Inc. (Ñ)	72,700	277
Southwest Gas Corp.	2,900	74
Sprint Nextel Corp. (Æ)	69,500	275
US Cellular Corp. (Æ)	900	35
Veolia Environnement - ADR	15,200	585
Verizon Communications, Inc.	44,000	1,332
Vodafone Group PLC - ADR	86,300	1,942
Windstream Corp.	46,700	473

		13,116

Total Common Stocks (cost $296,634)		333,028

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.6%
Russell Investment Company Russell Money Market Fund (£)	19,235,000	19,235
State Street Euro Commercial Paper (ç)(ž) 0.010% due 10/01/09	4,400	4,400

Total Short-Term Investments (cost $23,635)		23,635

Other Securities - 3.5%
State Street Securities Lending Quality Trust (×)	12,691,445	12,597

Total Other Securities (cost $12,691)		12,597

Total Investments - 102.6% (identified cost $332,960)		369,260

Other Assets and Liabilities, Net - (2.6%)		(9,513)

Net Assets - 100.0%		359,747

See accompanying notes which are an integral part of this quarterly report.

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions

Russell 1000 Mini Index	44	USD2,542	12/09	72
S&P 500 E-Mini Index (CME)	295	USD 15,530	12/09	310
S&P 500 Index (CME)	20	USD 5,265	12/09	124
S&P Midcap 400 E-Mini Index (CME)	28	USD1,930	12/09	60

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				566

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Presentation of Portfolio Holdings —September 30, 2009 (Unaudited)

Amounts in thousands (except Level 3 reconciliation)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$40,251	$—	$—	$40,251	11.2
Consumer Staples	28,222	—	—	28,222	7.8
Energy	35,138	—	—	35,138	9.8
Financial Services	61,591	—	—	61,591	17.1
Health Care	38,166	—	—	38,166	10.6
Materials and Processing	16,082	—	—	16,082	4.5
Producer Durables	40,888	—	—	40,888	11.4
Technology	59,574	—	—	59,574	16.5
Utilities	13,116	—	—	13,116	3.6
Short-Term Investments	19,235	4,400	—	23,635	6.6
Other Securities	—	12,597	—	12,597	3.5

Total Investments	352,263	16,997	—	369,260	102.6

Other Assets and Liabilities, Net					(2.6)

					100.0

Futures Contracts	566	—	—	566	0.2

Total Other Financial Instruments*	566	—	—	566

Total	$352,829	$16,997	$—	$369,826

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

Level 3 Reconciliation

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending September 30, 2009 were as follows:

Balance as of 01/01/09	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	235
Net changes in unrealized appreciation/(depreciation) from investments still held as of 09/30/09	—
Net purchases (sales)	(235)
Net transfers in and/or out of Level 3	—

Balance as of 09/30/09	$—

See accompanying notes which are an integral part of this quarterly report.

8	Multi-Style Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.0%
Consumer Discretionary - 14.2%
99 Cents Only Stores (Æ)(Ñ)	22,800	307
Advance Auto Parts, Inc.	4,900	192
Aeropostale, Inc. (Æ)	4,800	209
AFC Enterprises, Inc. (Æ)	700	6
America’s Car-Mart, Inc. (Æ)(Ñ)	9,610	230
American Greetings Corp. Class A	21,300	475
American Woodmark Corp.	800	15
Arctic Cat, Inc.	1,800	13
ATC Technology Corp. (Æ)	1,400	28
AutoNation, Inc. (Æ)(Ñ)	8,200	148
Bally Technologies, Inc. (Æ)	5,074	195
Bebe Stores, Inc.	38,100	280
Bed Bath & Beyond, Inc. (Æ)	5,905	222
BJ’s Restaurants, Inc. (Æ)(Ñ)	7,400	111
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	6,700	243
Blyth, Inc.	1,500	58
Bob Evans Farms, Inc.	4,700	137
Borders Group, Inc. (Æ)	46,300	144
Brinker International, Inc.	12,100	190
Brown Shoe Co., Inc.	5,700	46
Brunswick Corp. (Ñ)	23,000	276
Build-A-Bear Workshop, Inc. Class A (Æ)	3,900	19
Cabela’s, Inc. (Æ)(Ñ)	16,600	221
Callaway Golf Co. (Ñ)	16,700	127
Carter’s, Inc. (Æ)	17,100	457
Central European Distribution Corp. (Æ)	8,582	281
Chico’s FAS, Inc. (Æ)(Ñ)	26,261	341
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	1,231	119
Chipotle Mexican Grill, Inc. Class B (Æ)	1,366	114
Christopher & Banks Corp. (Ñ)	34,272	232
Churchill Downs, Inc. (Ñ)	4,295	165
CKE Restaurants, Inc.	25,500	267
Coinstar, Inc. (Æ)	6,499	214
Columbia Sportswear Co. (Ñ)	9,718	400
Core-Mark Holding Co., Inc. (Æ)	900	26
Corinthian Colleges, Inc. (Æ)(Ñ)	7,600	141
CSS Industries, Inc.	300	6
Deckers Outdoor Corp. (Æ)(Ñ)	4,610	391
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	15,155	339
Dillard’s, Inc. Class A (Ñ)	27,700	391
Dollar Tree, Inc. (Æ)(Ñ)	20,000	974
DR Horton, Inc.	19,100	218
DSW, Inc. Class A (Æ)(Ñ)	4,600	73
Elizabeth Arden, Inc. (Æ)(Ñ)	2,000	24
Ethan Allen Interiors, Inc. (Ñ)	12,400	205
Family Dollar Stores, Inc. (Ñ)	14,900	393
Fastenal Co. (Ñ)	8,917	345
Finish Line, Inc. (The) Class A (Ñ)	51,715	525
Foot Locker, Inc.	8,900	106
Fred’s, Inc. Class A (Ñ)	6,900	88
G&K Services, Inc. Class A (Ñ)	7,300	162
G-III Apparel Group, Ltd. (Æ)	2,300	33
GameStop Corp. Class A (Æ)	16,575	439
Group 1 Automotive, Inc. (Ñ)	19,667	528
Guess?, Inc.	6,843	253

	Principal Amount ($) or Shares	Market Value $
Gymboree Corp. (Æ)(Ñ)	9,900	479
Harman International Industries, Inc.	3,800	129
Haverty Furniture Cos., Inc. (Æ)(Ñ)	1,700	20
Hillenbrand, Inc.	7,100	145
Hooker Furniture Corp. (Ñ)	900	12
HOT Topic, Inc. (Æ)	6,000	45
Insight Enterprises, Inc. (Æ)	4,600	56
Inter Parfums, Inc.	1,200	15
Jackson Hewitt Tax Service, Inc. (Ñ)	4,700	24
Jakks Pacific, Inc. (Æ)	5,400	77
Jarden Corp. (Ñ)	5,300	149
Jones Apparel Group, Inc.	34,600	620
Kenneth Cole Productions, Inc. Class A (Ñ)	22,186	223
Leapfrog Enterprises, Inc. Class A (Æ)	2,500	10
Lennar Corp. Class A	15,600	222
Lithia Motors, Inc. Class A	17,800	278
LKQ Corp. (Æ)(Ñ)	17,865	331
Meritage Homes Corp. (Æ)	3,600	73
MSC Industrial Direct Co. Class A	3,224	140
O’Charleys, Inc. (Æ)(Ñ)	4,100	38
O’Reilly Automotive, Inc. (Æ)(Ñ)	4,545	164
Oxford Industries, Inc.	1,200	24
Pacific Sunwear of California, Inc. (Æ)	42,750	220
Papa John’s International, Inc. (Æ)	10,700	263
PC Connection, Inc. (Æ)	2,000	11
Penn National Gaming, Inc. (Æ)	10,695	296
PEP Boys-Manny Moe & Jack	5,000	49
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	9,270	315
Pier 1 Imports, Inc. (Æ)(Ñ)	6,600	26
Pricesmart, Inc.	4,700	88
RadioShack Corp. (Ñ)	26,100	432
RC2 Corp. (Æ)	2,600	37
Red Lion Hotels Corp. (Æ)	24,355	140
Regis Corp. (Ñ)	6,600	102
Rent-A-Center, Inc. Class A (Æ)	28,900	546
Service Corp. International	20,900	147
Shoe Carnival, Inc. (Æ)	1,400	22
Skechers U.S.A., Inc. Class A (Æ)(Ñ)	2,100	36
Snap-On, Inc. (Ñ)	6,800	236
Stage Stores, Inc.	17,900	232
Stein Mart, Inc. (Æ)(Ñ)	9,737	124
Steven Madden, Ltd. (Æ)	10,546	388
Stewart Enterprises, Inc. Class A (Ñ)	60,800	318
Superior Industries International, Inc. (Ñ)	13,940	198
Tech Data Corp. (Æ)	6,000	250
THQ, Inc. (Æ)	7,200	49
Ticketmaster Entertainment, Inc. (Æ)(Ñ)	33,400	390
Timberland Co. Class A (Æ)	8,200	114
TRW Automotive Holdings Corp. (Æ)	5,800	97
Tuesday Morning Corp. (Æ)(Ñ)	1,566	7
United Stationers, Inc. (Æ)	4,500	214
Valassis Communications, Inc. (Æ)	6,200	111
Warnaco Group, Inc. (The) (Æ)	3,258	143
Wendy’s/Arby’s Group, Inc.	65,100	308
WESCO International, Inc. (Æ)(Ñ)	4,400	127
Williams-Sonoma, Inc. (Ñ)	6,838	138

		21,590

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.0%
Alliance One International, Inc. (Æ)	77,400	347
Andersons, Inc. (The)	10,000	352
Casey’s General Stores, Inc.	4,400	138
Chiquita Brands International, Inc. (Æ)(Ñ)	11,300	183
Church & Dwight Co., Inc.	6,432	365
Dean Foods Co. (Æ)	16,300	290
Del Monte Foods Co.	83,900	972
Fresh Del Monte Produce, Inc. (Æ)	7,900	179
Herbalife, Ltd. (Ñ)	8,500	278
Imperial Sugar Co. (Ñ)	2,400	30
J&J Snack Foods Corp. (Ñ)	1,900	82
Lancaster Colony Corp. (Ñ)	7,600	390
Nash Finch Co.	3,300	90
Pantry, Inc. (The) (Æ)	4,400	69
Sanderson Farms, Inc. (Ñ)	3,700	139
Spartan Stores, Inc. (Ñ)	4,600	65
SUPERVALU, Inc.	5,000	75
TreeHouse Foods, Inc. (Æ)(Ñ)	9,220	329
Universal Corp. (Ñ)	2,800	117
Winn-Dixie Stores, Inc. (Æ)(Ñ)	5,800	76

		4,566

Energy - 4.8%
Alon USA Energy, Inc.	2,800	28
Alpha Natural Resources, Inc. (Æ)	9,414	330
Atwood Oceanics, Inc. (Æ)	4,121	145
Basic Energy Services, Inc. (Æ)	4,500	38
BJ Services Co.	12,867	250
Cimarex Energy Co. (Ñ)	4,075	177
Continental Resources, Inc. (Æ)(Ñ)	6,380	250
Core Laboratories NV (Ñ)	2,628	271
CVR Energy, Inc. (Æ)	600	8
Dawson Geophysical Co. (Æ)(Ñ)	6,155	169
Delek US Holdings, Inc.	4,400	38
EXCO Resources, Inc. (Æ)(Ñ)	19,100	357
FMC Technologies, Inc. (Æ)	4,755	248
Frontier Oil Corp. (Ñ)	25,800	359
Geokinetics, Inc. (Æ)(Ñ)	7,193	153
GMX Resources, Inc. (Æ)(Ñ)	2,000	31
Goodrich Petroleum Corp. (Æ)(Ñ)	8,906	230
Gulf Island Fabrication, Inc.	2,200	41
Matrix Service Co. (Æ)	3,800	41
Natural Gas Services Group, Inc. (Æ)	1,500	26
Noble Corp.	6,060	230
Oceaneering International, Inc. (Æ)	9,684	550
Oil States International, Inc. (Æ)	7,100	249
Parker Drilling Co. (Æ)	2,300	13
Patterson-UTI Energy, Inc. (Ñ)	11,655	176
Penn Virginia Corp. (Ñ)	6,000	137
Petroleum Development Corp. (Æ)	1,900	35
Petroquest Energy, Inc. (Æ)	33,042	214
Pioneer Drilling Co. (Æ)	4,600	34
Rosetta Resources, Inc. (Æ)	6,000	88
Rowan Cos., Inc.	14,350	331
RPC, Inc. (Ñ)	24,500	257
Stone Energy Corp. (Æ)	11,300	184

	Principal Amount ($) or Shares	Market Value $
Sunoco, Inc.	1,100	31
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	8,259	126
Superior Energy Services, Inc. (Æ)(Ñ)	19,389	437
Tesoro Corp. (Ñ)	27,700	415
Union Drilling, Inc. (Æ)	1,300	10
Unit Corp. (Æ)(Ñ)	5,928	245
USEC, Inc. (Æ)	21,400	100
W&T Offshore, Inc. (Ñ)	22,900	268
Western Refining, Inc. (Æ)	9,700	63

		7,383

Financial Services - 17.1%
Advance America Cash Advance Centers, Inc. (Ñ)	36,200	203
Affiliated Managers Group, Inc. (Æ)	18,182	1,182
Agree Realty Corp. (ö)	600	14
Allied Capital Corp.	31,900	98
Allied World Assurance Co. Holdings, Ltd.	5,400	259
American Capital Agency Corp. (ö)(Ñ)	6,200	176
American Equity Investment Life Holding Co.	28,300	199
American Financial Group, Inc.	10,500	268
Ameriprise Financial, Inc.	8,064	293
AMERISAFE, Inc. (Æ)	2,200	38
Annaly Capital Management, Inc. (ö)	16,267	295
Anworth Mortgage Asset Corp. (ö)	69,900	551
Arch Capital Group, Ltd. (Æ)	3,900	263
Ares Capital Corp. (Ñ)	68,563	756
Argo Group International Holdings, Ltd. (Æ)	3,800	128
Artio Global Investors, Inc. (Æ)	5,250	137
Aspen Insurance Holdings, Ltd.	8,900	236
Asset Acceptance Capital Corp. (Æ)(Ñ)	200	1
Assurant, Inc.	1,200	38
Bancfirst Corp.	1,000	37
Banco Latinoamericano de Comercio Exterior SA Class E	4,800	68
BioMed Realty Trust, Inc. (ö)	2,100	29
BOK Financial Corp. (Ñ)	13,625	631
Brandywine Realty Trust (ö)	21,600	238
Brookline Bancorp, Inc. (Ñ)	13,600	132
Calamos Asset Management, Inc. Class A (Ñ)	17,100	223
CapLease, Inc. (ö)(Ñ)	4,100	17
Capstead Mortgage Corp. (ö)	36,100	502
Cardinal Financial Corp.	1,900	16
Cash America International, Inc.	3,800	115
CBL & Associates Properties, Inc. (ö)(Ñ)	19,500	189
Cedar Shopping Centers, Inc. (ö)	5,900	38
Central Pacific Financial Corp. (Ñ)	6,500	16
City Holding Co.	1,400	42
Cogdell Spencer, Inc. (ö)	5,000	24
Colonial Properties Trust (ö)(Ñ)	13,900	135
Community Trust Bancorp, Inc. (Ñ)	1,000	26
Crawford & Co. Class B (Æ)(Ñ)	1,600	7
Cybersource Corp. (Æ)	24,554	409

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Delphi Financial Group, Inc. Class A	13,100	296
Developers Diversified Realty Corp. (ö)(Ñ)	2,211	20
DiamondRock Hospitality Co. (Æ)(ö)(Ñ)	56,798	460
Dime Community Bancshares (Ñ)	8,900	102
Duff & Phelps Corp. Class A	20,500	393
DuPont Fabros Technology, Inc. (Æ)(ö)	28,633	382
Education Realty Trust, Inc. (ö)	5,400	32
EMC Insurance Group, Inc. (Ñ)	900	19
Endurance Specialty Holdings, Ltd. (Ñ)	5,900	215
Euronet Worldwide, Inc. (Æ)	6,486	156
Evercore Partners, Inc. Class A (Ñ)	1,200	35
FBL Financial Group, Inc. Class A (Ñ)	1,800	35
Fidelity National Financial, Inc. Class A	14,100	213
First Community Bancshares, Inc.	2,300	29
First Financial Bancorp	3,100	37
First Financial Holdings, Inc. (Ñ)	1,100	18
First Industrial Realty Trust, Inc. (Æ)(ö)(Ñ)	12,600	66
First Mercury Financial Corp.	1,000	13
First Niagara Financial Group, Inc.	38,400	473
First Potomac Realty Trust (ö)	4,400	51
Flushing Financial Corp.	7,200	82
FPIC Insurance Group, Inc. (Æ)	600	20
Franklin Street Properties Corp. (ö)(Ñ)	20,208	265
Glacier Bancorp, Inc. (Ñ)	10,000	149
Glimcher Realty Trust (ö)	4,200	15
Global Payments, Inc.	9,700	453
Hancock Holding Co. (Ñ)	5,600	210
Hercules Technology Growth Capital, Inc.	3,900	38
Hersha Hospitality Trust (ö)(Ñ)	4,400	14
Horace Mann Educators Corp.	20,300	284
Hospitality Properties Trust (ö)	17,700	361
HRPT Properties Trust (ö)(Ñ)	39,400	296
IBERIABANK Corp. (Ñ)	11,050	503
Independent Bank Corp. (Ñ)	6,000	133
Infinity Property & Casualty Corp.	1,100	47
Invesco, Ltd.	18,425	419
Investment Technology Group, Inc. (Æ)	1,900	53
Jefferies Group, Inc. (Æ)	16,400	447
JER Investors Trust, Inc. (Æ)	1,771	1
Kite Realty Group Trust (ö)	6,700	28
Knight Capital Group, Inc. Class A (Æ)(Ñ)	21,683	472
LaSalle Hotel Properties (ö)(Ñ)	26,425	520
Lazard, Ltd. Class A	14,912	616
Lexington Realty Trust (ö)(Ñ)	22,641	115
MainSource Financial Group, Inc. (Ñ)	1,100	8
MarketAxess Holdings, Inc. (Æ)	23,417	282
Meadowbrook Insurance Group, Inc.	5,485	41
Medical Properties Trust, Inc. (ö)	7,000	55
MFA Financial, Inc. (ö)	50,900	405
Montpelier Re Holdings, Ltd. (Ñ)	7,200	118
MSCI, Inc. Class A (Æ)	9,092	269
National Financial Partners Corp. (Æ)	7,400	65
Nelnet, Inc. Class A (Æ)	9,700	121
NewAlliance Bancshares, Inc. (Ñ)	24,800	265
Old National Bancorp (Ñ)	31,100	348
Old Republic International Corp.	15,700	191
OneBeacon Insurance Group, Ltd. Class A	2,800	38

	Principal Amount ($) or Shares	Market Value $
Oriental Financial Group, Inc. (Ñ)	24,063	306
Park National Corp. (Ñ)	1,000	58
Parkway Properties, Inc. (ö)	3,400	67
PartnerRe, Ltd. - ADR	3,500	269
PennantPark Investment Corp.	44,475	361
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	3,900	30
Pinnacle Financial Partners, Inc. (Æ)(Ñ)	18,880	240
Piper Jaffray Cos. (Æ)(Ñ)	8,156	389
Platinum Underwriters Holdings, Ltd.	6,300	226
PMA Capital Corp. Class A (Æ)	1,700	10
Prosperity Bancshares, Inc. (Ñ)	8,700	303
Provident Financial Services, Inc. (Ñ)	11,100	114
Ramco-Gershenson Properties Trust (ö)	21,900	195
Raymond James Financial, Inc. (Ñ)	12,997	303
Renasant Corp.	1,500	22
S1 Corp. (Æ)	9,400	58
Sandy Spring Bancorp, Inc. (Ñ)	1,700	28
Santander BanCorp (Æ)	1,900	19
SeaBright Insurance Holdings, Inc. (Æ)	2,400	27
Selective Insurance Group	12,200	192
Senior Housing Properties Trust (ö)(Ñ)	9,136	175
Signature Bank NY (Æ)(Ñ)	8,990	261
South Financial Group, Inc. (The)	20,200	30
Southside Bancshares, Inc.	700	16
Southwest Bancorp, Inc.	900	13
StanCorp Financial Group, Inc.	4,800	194
StellarOne Corp. (Ñ)	13,742	203
Sterling Bancorp (Ñ)	3,100	22
Sterling Bancshares, Inc. (Ñ)	18,100	132
Sun Bancorp, Inc. (Æ)(Ñ)	1,653	9
Sunstone Hotel Investors, Inc. (ö)	11,499	82
SVB Financial Group (Æ)(Ñ)	5,270	228
SWS Group, Inc. (Ñ)	4,700	68
Texas Capital Bancshares, Inc. (Æ)	13,712	231
TICC Capital Corp.	1,700	9
Tower Group, Inc.	14,523	354
Transatlantic Holdings, Inc.	2,300	115
U-Store-It Trust (ö)	8,600	54
United America Indemnity, Ltd. Class A (Æ)	3,802	28
United Financial Bancorp, Inc.	1,500	17
United Fire & Casualty Co.	12,000	215
Valley National Bancorp (Ñ)	15,900	195
Waddell & Reed Financial, Inc. Class A	7,257	206
Washington Federal, Inc.	24,300	410
Webster Financial Corp.	2,800	42
WesBanco, Inc.	2,200	34
Whitney Holding Corp. (Ñ)	22,242	212
Wilshire Bancorp, Inc.	1,700	12
WSFS Financial Corp.	500	13
Zenith National Insurance Corp. (Ñ)	10,750	332

		25,950

Health Care - 9.7%
Affymetrix, Inc. (Æ)	2,100	18
Albany Molecular Research, Inc. (Æ)	5,633	49

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Amedisys, Inc. (Æ)	12,879	562
Analogic Corp.	9,326	345
athenahealth, Inc. (Æ)(Ñ)	8,300	318
Centene Corp. (Æ)	9,900	188
Cigna Corp.	5,801	163
Coventry Health Care, Inc. (Æ)	3,400	68
Cutera, Inc. (Æ)	900	8
Cynosure, Inc. Class A (Æ)(Ñ)	25,305	295
Dentsply International, Inc. (Ñ)	8,020	277
Edwards Lifesciences Corp. (Æ)	4,188	293
Emergency Medical Services Corp. Class A (Æ)	3,200	149
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	7,000	158
Gentiva Health Services, Inc. (Æ)	11,663	292
Harvard Bioscience, Inc. (Æ)	49,156	186
Health Net, Inc. (Æ)	13,900	214
Healthspring, Inc. (Æ)	35,500	435
Henry Schein, Inc. (Æ)	3,894	214
HMS Holdings Corp. (Æ)(Ñ)	14,178	542
Humana, Inc. (Æ)	3,500	131
Icon PLC - ADR (Æ)	11,970	293
Idexx Laboratories, Inc. (Æ)	6,829	341
Illumina, Inc. (Æ)(Ñ)	10,454	444
Invacare Corp. (Ñ)	3,800	85
Kindred Healthcare, Inc. (Æ)	18,858	306
King Pharmaceuticals, Inc. (Æ)(Ñ)	65,125	701
Life Technologies Corp. (Æ)	6,237	290
Magellan Health Services, Inc. (Æ)	6,300	196
MedAssets, Inc. (Æ)(Ñ)	14,010	316
Medcath Corp. (Æ)	600	5
Mednax, Inc. (Æ)	6,618	363
Molina Healthcare, Inc. (Æ)(Ñ)	5,200	108
Mylan, Inc. (Æ)	18,253	292
Myriad Genetics, Inc. (Æ)	4,611	126
NuVasive, Inc. (Æ)(Ñ)	9,939	415
Odyssey HealthCare, Inc. (Æ)	14,500	181
Omnicare, Inc.	17,100	385
OSI Systems, Inc. (Æ)(Ñ)	18,787	344
Owens & Minor, Inc. (Ñ)	700	32
Palomar Medical Technologies, Inc. (Æ)	900	15
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	16,634	358
Parexel International Corp. (Æ)(Ñ)	19,400	264
Patterson Cos., Inc. (Æ)(Ñ)	8,305	226
PerkinElmer, Inc.	14,498	279
PharMerica Corp. (Æ)(Ñ)	5,000	93
Prestige Brands Holdings, Inc. (Æ)	5,100	36
Res-Care, Inc. (Æ)	2,200	31
ResMed, Inc. (Æ)	3,188	144
STERIS Corp. (Ñ)	19,215	585
Sun Healthcare Group, Inc. (Æ)	7,600	66
SXC Health Solutions Corp. (Æ)	15,091	706
Universal American Corp. (Æ)	7,500	71
Universal Health Services, Inc. Class B	12,101	749
Valeant Pharmaceuticals International (Æ)(Ñ)	11,400	320

	Principal Amount ($) or Shares	Market Value $
VCA Antech, Inc. (Æ)(Ñ)	9,534	256
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	11,700	429

		14,756

Materials and Processing - 8.7%
A Schulman, Inc.	4,300	86
Aceto Corp.	1,400	9
AEP Industries, Inc. (Æ)	500	20
Airgas, Inc.	9,737	471
AK Steel Holding Corp.	21,140	417
Albemarle Corp.	8,145	282
Allegheny Technologies, Inc. (Ñ)	6,158	215
Apogee Enterprises, Inc.	3,000	45
Ashland, Inc.	6,000	259
Beacon Roofing Supply, Inc. (Æ)	3,100	49
Bway Holding Co. (Æ)	10,199	189
Cabot Corp.	7,772	180
Carpenter Technology Corp. (Ñ)	12,000	281
Cie Generale de Geophysique-Veritas - ADR (Æ)(Ñ)	7,390	173
Clarcor, Inc.	10,300	323
Clearwater Paper Corp. (Æ)	2,900	120
Comfort Systems USA, Inc.	9,800	114
Commercial Metals Co.	32,270	578
Crown Holdings, Inc. (Æ)	2,900	79
Cytec Industries, Inc. (Ñ)	6,560	213
Ecolab, Inc.	6,149	284
Encore Wire Corp. (Ñ)	4,600	103
FMC Corp.	3,867	217
General Cable Corp. (Æ)(Ñ)	4,400	172
Gibraltar Industries, Inc.	6,000	80
Griffon Corp. (Æ)	5,000	50
HB Fuller Co.	6,600	138
Huntsman Corp.	13,100	119
IAMGOLD Corp. (Ñ)	8,492	120
Innophos Holdings, Inc.	2,700	50
Innospec, Inc.	2,100	31
International Flavors & Fragrances, Inc.	2,500	95
Kaiser Aluminum Corp.	2,200	80
Kaydon Corp. (Ñ)	10,800	350
LB Foster Co. Class A (Æ)	1,100	34
Lubrizol Corp.	9,414	673
Mueller Water Products, Inc. Class A	30,800	169
Olin Corp. (Ñ)	24,100	420
Olympic Steel, Inc.	1,700	49
OM Group, Inc. (Æ)(Ñ)	12,754	388
Owens-Illinois, Inc. (Æ)	11,800	435
Pactiv Corp. (Æ)	17,400	453
Pan American Silver Corp. (Æ)	3,051	70
PolyOne Corp. (Æ)	12,800	85
Quaker Chemical Corp.	1,900	42
Quanex Building Products Corp.	32,400	465
Rock-Tenn Co. Class A (Ñ)	10,400	490
RPM International, Inc. (Ñ)	24,665	456
Schnitzer Steel Industries, Inc. Class A (Ñ)	5,830	310

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Schweitzer-Mauduit International, Inc.	8,900	484
Silgan Holdings, Inc.	4,100	216
Sims Metal Management, Ltd. - ADR	12,412	247
Sonoco Products Co.	7,700	212
Spartech Corp.	9,800	105
Steel Dynamics, Inc.	19,768	303
Symyx Technologies, Inc. (Æ)	2,500	17
Thompson Creek Metals Co., Inc. (Æ)	13,771	166
Timken Co.	9,400	220
Titanium Metals Corp.	16,464	158
Universal Forest Products, Inc.	2,500	99
Westlake Chemical Corp. (Ñ)	1,500	39
Worthington Industries, Inc. (Ñ)	18,800	261
Zoltek Cos., Inc. (Æ)(Ñ)	15,337	161

		13,219

Producer Durables - 14.1%
Actuant Corp. Class A	1,156	19
Administaff, Inc.	12,400	326
AGCO Corp. (Æ)	8,800	243
Alaska Air Group, Inc. (Æ)	2,800	75
Alexander & Baldwin, Inc.	13,315	427
AM Castle & Co.	1,308	13
American Railcar Industries, Inc. (Ñ)	1,900	20
AO Smith Corp. (Ñ)	4,400	168
Arkansas Best Corp.	4,400	132
Astec Industries, Inc. (Æ)	5,568	142
Atlas Air Worldwide Holdings, Inc. (Æ)	1,300	42
Baldor Electric Co.	7,200	197
Barnes Group, Inc.	16,200	277
BE Aerospace, Inc. (Æ)	22,381	451
Brink’s Co. (The)	10,700	288
Bristow Group, Inc. (Æ)	7,113	211
Bucyrus International, Inc. Class A	13,710	488
CDI Corp.	2,000	28
Celadon Group, Inc. (Æ)	1,800	20
Ceradyne, Inc. (Æ)	10,216	187
Columbus McKinnon Corp. (Æ)	2,600	39
Con-way, Inc.	5,100	195
Convergys Corp. (Æ)	15,800	157
Copart, Inc. (Æ)	7,110	236
Corporate Executive Board Co. (The) (Ñ)	11,700	291
CRA International, Inc. (Æ)	900	25
Crane Co.	13,500	348
Cubic Corp.	6,900	272
Curtiss-Wright Corp. (Ñ)	9,700	331
Deluxe Corp.	1,700	29
Ducommun, Inc.	1,900	36
DXP Enterprises, Inc. (Æ)(Ñ)	2,100	23
Dycom Industries, Inc. (Æ)	6,300	78
DynCorp International, Inc. Class A (Æ)	1,900	34
Electro Rent Corp.	30,427	351
EMCOR Group, Inc. (Æ)	5,300	134
Emcore Corp. (Æ)(Ñ)	13,300	17
EnerSys (Æ)	19,306	427
Ennis, Inc.	600	10
EnPro Industries, Inc. (Æ)(Ñ)	3,000	69

	Principal Amount ($) or Shares	Market Value $
Flowserve Corp.	3,700	365
Forward Air Corp. (Ñ)	10,400	241
Foster Wheeler AG (Æ)	14,429	460
FTI Consulting, Inc. (Æ)(Ñ)	7,942	338
Gardner Denver, Inc. (Æ)	4,200	147
General Maritime Corp.	13,600	105
Genesee & Wyoming, Inc. Class A (Æ)	6,559	199
Geo Group, Inc. (The) (Æ)	10,234	206
Global Sources, Ltd. (Æ)	1,300	9
Granite Construction, Inc. (Ñ)	18,334	567
Greenbrier Cos., Inc.	2,700	32
Gulfmark Offshore, Inc. (Æ)	900	29
H&E Equipment Services, Inc. (Æ)(Ñ)	3,200	36
Hewitt Associates, Inc. Class A (Æ)	14,200	517
IDEX Corp. (Ñ)	7,600	212
Insituform Technologies, Inc. Class A (Æ)(Ñ)	13,016	249
Jacobs Engineering Group, Inc. (Æ)	5,946	273
Joy Global, Inc.	6,925	339
Kaman Corp. Class A	13,900	306
KBR, Inc. (Ñ)	21,344	497
Kelly Services, Inc. Class A	700	9
Kennametal, Inc. (Ñ)	19,816	488
Kforce, Inc. (Æ)	3,300	40
Knight Transportation, Inc. (Ñ)	14,111	237
Layne Christensen Co. (Æ)(Ñ)	6,910	221
Lexmark International, Inc. Class A (Æ)(Ñ)	13,400	289
MAXIMUS, Inc.	600	28
McDermott International, Inc. (Æ)	28,358	717
Modine Manufacturing Co.	5,500	51
MPS Group, Inc. (Æ)	2,800	29
NACCO Industries, Inc. Class A (Ñ)	3,329	200
Nalco Holding Co.	10,864	223
Navios Maritime Holdings, Inc.	12,800	63
Navistar International Corp. (Æ)	4,993	187
Oshkosh Corp.	11,300	350
PHH Corp. (Æ)(Ñ)	27,362	543
PHI, Inc. (Æ)(Ñ)	11,398	231
Quanta Services, Inc. (Æ)	16,938	375
Robbins & Myers, Inc.	9,767	229
Ryder System, Inc.	5,300	207
Saia, Inc. (Æ)	2,400	39
Sanmina-SCI Corp. (Æ)	15,116	130
Sauer-Danfoss, Inc.	4,700	36
Shaw Group, Inc. (The) (Æ)	6,600	212
Skywest, Inc.	8,200	136
Southwest Airlines Co. (Ñ)	47,984	461
Spartan Motors, Inc.	3,000	15
Spherion Corp. (Æ)	3,900	24
Standard Register Co. (The) (Ñ)	1,100	6
Steelcase, Inc. Class A (Ñ)	9,100	57
Sterling Construction Co., Inc. (Æ)	1,900	34
Teleflex, Inc.	9,540	461
Thor Industries, Inc. (Ñ)	5,191	161
Tidewater, Inc.	4,500	212
Trinity Industries, Inc. (Ñ)	27,200	468
Triumph Group, Inc. (Ñ)	2,200	106

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TrueBlue, Inc. (Æ)	3,300	46
Tutor Perini Corp. (Æ)	8,600	183
Twin Disc, Inc.	900	11
Unifirst Corp.	400	18
URS Corp. (Æ)	22,802	995
Wabtec Corp. (Ñ)	4,460	167
Waste Connections, Inc. (Æ)	13,183	380
Werner Enterprises, Inc.	4,500	84
Woodward Governor Co. (Ñ)	9,779	237

		21,379

Technology - 19.4%
3Com Corp. (Æ)(Ñ)	84,600	442
Acxiom Corp. (Æ)	9,322	88
Adaptec, Inc. (Æ)(Ñ)	66,564	222
ADC Telecommunications, Inc. (Æ)	11,200	93
Advanced Analogic Technologies, Inc. (Æ)	31,900	127
Affiliated Computer Services, Inc. Class A (Æ)	9,700	525
Amkor Technology, Inc. (Æ)	21,300	147
Amphenol Corp. Class A	18,212	686
Ansys, Inc. (Æ)(Ñ)	15,659	587
Ariba, Inc. (Æ)(Ñ)	46,132	535
Arris Group, Inc. (Æ)	7,000	91
Arrow Electronics, Inc. (Æ)	2,800	79
Art Technology Group, Inc. (Æ)	53,408	206
Atheros Communications, Inc. (Æ)(Ñ)	11,100	294
Avid Technology, Inc. (Æ)	3,900	55
Avnet, Inc. (Æ)	14,400	374
AVX Corp.	24,100	288
Benchmark Electronics, Inc. (Æ)	17,851	321
Black Box Corp.	3,000	75
Broadcom Corp. Class A (Æ)	10,042	308
Brocade Communications Systems, Inc. (Æ)(Ñ)	24,734	194
Brooks Automation, Inc. (Æ)	1,700	13
Cadence Design Systems, Inc. (Æ)	13,816	101
Celestica, Inc. (Æ)(Ñ)	17,041	162
Ciber, Inc. (Æ)	30,300	121
Cognex Corp. (Ñ)	23,800	390
Cogo Group, Inc. (Æ)	14,600	89
Cohu, Inc.	19,550	265
CommScope, Inc. (Æ)	8,516	255
Compuware Corp. (Æ)	34,700	254
Concur Technologies, Inc. (Æ)(Ñ)	3,737	149
Cray, Inc. (Æ)	1,400	12
Cree, Inc. (Æ)	7,809	287
CTS Corp.	4,700	44
Digital River, Inc. (Æ)	5,504	222
DSP Group, Inc. (Æ)	1,700	14
Earthlink, Inc. (Ñ)	53,600	451
Electro Scientific Industries, Inc. (Æ)(Ñ)	36,739	492
Electronic Arts, Inc. (Æ)	7,217	138
Emulex Corp. (Æ)	1,000	10
Equinix, Inc. (Æ)(Ñ)	6,744	620
Exar Corp. (Æ)	1,600	12
Extreme Networks (Æ)	6,100	17

	Principal Amount ($) or Shares	Market Value $
F5 Networks, Inc. (Æ)	7,951	315
Flextronics International, Ltd. (Æ)(Ñ)	47,941	358
Harris Stratex Networks, Inc. Class A (Æ)	8,100	57
Hittite Microwave Corp. (Æ)(Ñ)	8,658	318
Imation Corp.	4,000	37
Informatica Corp. (Æ)(Ñ)	10,820	244
Infospace, Inc. (Æ)	3,700	29
Ingram Micro, Inc. Class A (Æ)(Ñ)	29,400	495
Integrated Device Technology, Inc. (Æ)	11,384	77
Internap Network Services Corp. (Æ)(Ñ)	3,600	12
International Rectifier Corp. (Æ)	22,333	435
Intersil Corp. Class A	49,106	752
Jabil Circuit, Inc.	11,600	156
Lam Research Corp. (Æ)(Ñ)	10,027	343
Lattice Semiconductor Corp. (Æ)	6,900	16
LSI Corp. (Æ)	36,900	203
Marvell Technology Group, Ltd. (Æ)	21,140	342
Micrel, Inc.	39,190	319
Microchip Technology, Inc. (Ñ)	13,464	357
Micros Systems, Inc. (Æ)(Ñ)	16,012	483
Molex, Inc.	13,200	276
Monolithic Power Systems, Inc. (Æ)(Ñ)	8,959	210
Ness Technologies, Inc. (Æ)	2,700	21
Netgear, Inc. (Æ)	1,200	22
Netlogic Microsystems, Inc. (Æ)	7,467	336
Newport Corp. (Æ)	2,300	20
Nice Systems, Ltd. - ADR (Æ)	18,173	553
Novell, Inc. (Æ)	35,900	162
Novellus Systems, Inc. (Æ)	14,400	302
Nvidia Corp. (Æ)(Ñ)	35,430	533
Omnivision Technologies, Inc. (Æ)	25,900	422
Openwave Systems, Inc. (Æ)	18,200	47
Oplink Communications, Inc. (Æ)	8,800	128
Perceptron, Inc. (Æ)(Å)	45,969	200
Photronics, Inc. (Æ)	38,400	182
Powerwave Technologies, Inc. (Æ)(Ñ)	21,200	34
QLogic Corp. (Æ)	30,992	533
Red Hat, Inc. (Æ)	3,300	91
RF Micro Devices, Inc. (Æ)	6,900	37
Riverbed Technology, Inc. (Æ)(Ñ)	9,710	213
Rovi Corp. (Æ)(Ñ)	24,780	833
SAIC, Inc. (Æ)(Ñ)	18,917	332
Salesforce.com, Inc. (Æ)(Ñ)	6,700	381
SBA Communications Corp. Class A (Æ)(Ñ)	13,186	356
Seagate Technology	18,166	276
Silicon Image, Inc. (Æ)	12,200	30
Siliconware Precision Industries Co. - ADR	27,313	196
Sina Corp. (Æ)	4,496	171
Skyworks Solutions, Inc. (Æ)(Ñ)	40,800	540
SolarWinds, Inc. (Æ)	6,283	138
SonicWALL, Inc. (Æ)	18,000	151
Sonus Networks, Inc. (Æ)	31,600	67
Sybase, Inc. (Æ)(Ñ)	8,600	335
Symmetricom, Inc. (Æ)	3,000	16
Synaptics, Inc. (Æ)(Ñ)	11,060	279
SYNNEX Corp. (Æ)(Ñ)	13,600	415
Synopsys, Inc. (Æ)	8,000	179

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taleo Corp. Class A (Æ)(Ñ)	15,849	359
Technitrol, Inc.	13,400	123
Tellabs, Inc. (Æ)	88,550	613
TIBCO Software, Inc. (Æ)	39,700	377
Tier Technologies, Inc. Class B (Æ)	48,646	413
Trimble Navigation, Ltd. (Æ)	5,874	140
TTM Technologies, Inc. (Æ)(Ñ)	5,100	59
United Online, Inc.	27,500	221
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	10,655	350
VeriFone Holdings, Inc. (Æ)(Ñ)	32,408	515
Verint Systems, Inc. (Æ)	5,209	76
Vishay Intertechnology, Inc. (Æ)(Ñ)	61,432	485
Volterra Semiconductor Corp. (Æ)(Ñ)	16,500	303
Web.com Group, Inc. (Æ)	1,700	12
Western Digital Corp. (Æ)	9,200	336
White Electronic Designs Corp. (Æ)(Å)	90,202	417
Zoran Corp. (Æ)	38,000	438

		29,457

Utilities - 4.0%
AGL Resources, Inc.	5,800	205
Allete, Inc.	10,500	352
Alliant Energy Corp.	5,700	159
Atmos Energy Corp.	23,800	671
Avista Corp. (Ñ)	6,470	131
Black Hills Corp.	10,400	262
California Water Service Group (Ñ)	2,120	83
CenturyTel, Inc.	6,600	222
Chesapeake Utilities Corp. (Ñ)	500	15
Hawaiian Electric Industries, Inc.	14,300	259
Idacorp, Inc. (Ñ)	4,383	126
Integrys Energy Group, Inc. (Ñ)	3,700	133
j2 Global Communications, Inc. (Æ)	5,987	138
Laclede Group, Inc. (The)	8,700	280
Millicom International Cellular SA (Æ)	3,869	281
Mirant Corp. (Æ)(Ñ)	16,100	264
New Jersey Resources Corp.	5,050	183
Nicor, Inc. (Ñ)	4,400	161
Pepco Holdings, Inc.	19,700	293
Piedmont Natural Gas Co., Inc.	13,000	311
Pinnacle West Capital Corp.	500	16
Portland General Electric Co.	4,900	97
RRI Energy, Inc. (Æ)	4,000	29
Southwest Gas Corp. (Ñ)	16,227	415
UGI Corp.	32,700	819
Unitil Corp.	1,000	22
US Cellular Corp. (Æ)	2,300	90
USA Mobility, Inc. (Ñ)	3,400	44

		6,061

Total Common Stocks (cost $124,837)		144,361

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.7%
Russell Investment Company Russell Money Market Fund (£)	5,369,000	5,369
State Street Euro Commercial Paper (ç)(ž) 0.010% due 10/01/09	1,800	1,800

Total Short-Term Investments (cost $7,169)		7,169

Other Securities - 25.6%
State Street Securities Lending Quality Trust (×)	39,176,839	38,885

Total Other Securities (cost $39,177)		38,885

Total Investments - 125.3% (identified cost $171,183)		190,415

Other Assets and Liabilities, Net - (25.3%)		(38,416)

Net Assets - 100.0%		151,999

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciaion (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	134	USD 8,080	12/09	233

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				233

See accompanying notes which are an integral part of this quarterly report.

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Presentation of Portfolio Holdings — September 30, 2009 (Unaudited)

Amounts in thousands (except Level 3 reconciliation)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$21,590	$—	$—	$21,590	14.2
Consumer Staples	4,566	—	—	4,566	3.0
Energy	7,383	—	—	7,383	4.8
Financial Services	25,949	—	1	25,950	17.1
Health Care	14,756	—	—	14,756	9.7
Materials and Processing	13,219	—	—	13,219	8.7
Producer Durables	21,379	—	—	21,379	14.1
Technology	29,457	—	—	29,457	19.4
Utilities	6,061	—	—	6,061	4.0
Short-Term Investments	5,369	1,800	—	7,169	4.7
Other Securities	—	38,885	—	38,885	25.6

Total Investments	149,729	40,685	1	190,415	125.3

Other Assets and Liabilities, Net					(25.3)

					100.0

Futures Contracts	233	—	—	233	0.2

Total Other Financial Instruments*	233	—	—	233

Total	$149,962	$40,685	$1	$190,648

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

Level 3 Reconciliation

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending September 30, 2009 were as follows:

Balance as of 01/01/09	$1,070,925
Accrued discounts/(premiums)	—
Realized gain/(loss)	(2,581,364)
Net changes in unrealized appreciation/(depreciation) from investments still held as of 09/30/09	(767,882)
Net purchases (sales)	2,279,632
Net transfers in and/or out of Level 3	—

Balance as of 09/30/09	$1,311

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.7%
Australia - 0.8%
ABC Learning Centres, Ltd. (Æ)	5,058	2
Billabong International, Ltd. (Ñ)	87,400	925
CSL, Ltd.	50,534	1,492

		2,419

Austria - 0.2%
Erste Group Bank AG (Ñ)	11,521	515

Belgium - 0.7%
Anheuser-Busch InBev NV	30,942	1,413
KBC Groep NV (Æ)	17,798	894

		2,307

Bermuda - 1.9%
Esprit Holdings, Ltd.	245,300	1,646
Jardine Matheson Holdings, Ltd.	67,700	2,058
Li & Fung, Ltd.	194,000	782
Noble Group, Ltd. (Ñ)	229,000	399
RenaissanceRe Holdings, Ltd.	24,600	1,347

		6,232

Brazil - 2.4%
Cyrela Brazil Realty SA	32,400	422
Gafisa SA	57,400	864
Itau Unibanco Holding SA - ADR (Ñ)	58,370	1,176
OGX Petroleo e Gas Participacoes SA	600	459
Petroleo Brasileiro SA - ADR (Ñ)	73,400	3,369
Vale SA Class B (Ñ)	53,800	1,244

		7,534

Canada - 0.8%
Canadian National Railway Co.	31,670	1,551
Gildan Activewear, Inc. Class A (Æ)(Ñ)	18,200	359
Magna International, Inc. Class A	15,800	672

		2,582

Cayman Islands - 0.4%
Baidu, Inc. - ADR (Æ)	1,000	391
Ctrip.com International, Ltd. - ADR (Æ)(Ñ)	7,200	423
Longtop Financial Technologies, Ltd. - ADR (Æ) (Ñ)	12,600	359

		1,173

China - 0.1%
Tencent Holdings, Ltd.	21,300	347

Czech Republic - 0.2%
Komercni Banka AS	2,603	519

Denmark - 1.2%
Danske Bank A/S (Æ)	26,851	703
Novozymes A/S Class B	3,718	350
Vestas Wind Systems A/S (Æ)	39,062	2,824

		3,877

	Principal Amount ($) or Shares	Market Value $
Finland - 1.0%
Nokia OYJ	108,760	1,599
Pohjola Bank PLC Class A	139,625	1,594

		3,193

France - 11.8%
Accor SA (Ñ)	6,320	352
Air France-KLM (Æ)	47,506	863
Air Liquide SA	12,351	1,405
Alcatel-Lucent (Æ)(Ñ)	290,936	1,301
Alstom SA	15,874	1,158
AXA SA	70,358	1,905
BNP Paribas (Ñ)	13,442	1,074
CNP Assurances	10,516	1,072
Credit Agricole SA	73,910	1,544
GDF Suez	39,179	1,740
Groupe Danone SA	19,341	1,165
Lagardere SCA	31,681	1,476
Legrand SA (Ñ)	32,689	909
LVMH Moet Hennessy Louis Vuitton SA	28,802	2,897
Natixis (Æ)	111,558	673
Pernod-Ricard SA (Ñ)	15,724	1,249
Publicis Groupe	46,639	1,871
Rallye SA (Ñ)	40,285	1,432
Safran SA	37,311	699
Sanofi-Aventis SA	26,282	1,929
Schneider Electric SA	30,679	3,109
SCOR SE	38,280	1,046
Total SA	19,654	1,168
UBISOFT Entertainment (Æ)	85,845	1,626
Vivendi	133,594	4,134

		37,797

Germany - 7.1%
BASF SE	9,674	513
Bayer AG	27,816	1,927
Beiersdorf AG	14,170	832
Commerzbank AG (Æ)	34,308	435
Daimler AG	61,095	3,076
Deutsche Boerse AG	15,260	1,247
Deutsche Telekom AG	89,287	1,219
E.ON AG	53,267	2,259
Hochtief AG	6,957	530
Infineon Technologies AG (Æ)	128,358	731
Linde AG	24,090	2,611
MAN SE	15,175	1,252
Merck KGaA	12,820	1,275
Metro AG	12,829	726
MTU Aero Engines Holding AG	38,371	1,817
Muenchener Rueckversicherungs AG	4,499	718
SAP AG	13,240	645
ThyssenKrupp AG	21,605	744

		22,557

Greece - 0.1%
Public Power Corp. SA (Æ)	15,433	344

18	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Guernsey - 0.5%
Amdocs, Ltd. (Æ)(Ñ)	54,400	1,462

Hong Kong - 1.8%
Cheung Kong Holdings, Ltd.	109,000	1,383
CNOOC, Ltd.	905,000	1,217
Denway Motors, Ltd.	1,436,000	639
Hang Lung Properties, Ltd. - ADR	75,000	276
Industrial & Commercial Bank of China Asia, Ltd.	803,000	1,818
Sun Hung Kai Properties, Ltd.	19,000	280

		5,613

India - 0.9%
ICICI Bank, Ltd. - ADR	36,018	1,389
Infosys Technologies, Ltd. - ADR (Ñ)	24,400	1,183
Reliance Industries, Ltd. - GDR (Æ)(þ)	3,950	364

		2,936

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR	1,750	62

Ireland - 0.4%
Accenture PLC Class A	19,200	716
CRH PLC	12,866	356
Ingersoll-Rand PLC (Ñ)	10,700	328

		1,400

Israel - 0.3%
Teva Pharmaceutical Industries, Ltd. - ADR	18,947	958

Italy - 4.6%
Banca Popolare di Milano Scarl	92,535	704
ENI SpA (Ñ)	59,007	1,475
Finmeccanica SpA	195,947	3,464
Intesa Sanpaolo SpA (Æ)	138,421	612
Lottomatica SpA	32,671	732
Parmalat SpA (Ñ)	714,070	1,974
Snam Rete Gas SpA	292,525	1,424
Telecom Italia SpA	458,276	804
UniCredit SpA (Æ)	606,641	2,370
Unione di Banche Italiane SCPA	76,620	1,176

		14,735

Japan - 10.6%
Aeon Credit Service Co., Ltd. (Ñ)	35,900	362
Amada Co., Ltd.	146,700	987
Canon, Inc.	105,200	4,254
Daikin Industries, Ltd. (Ñ)	19,400	698
Daiwa Securities Group, Inc. (Ñ)	237,000	1,222
FamilyMart Co., Ltd. (Ñ)	11,200	361
Fanuc, Ltd.	10,400	933
Hirose Electric Co., Ltd. (Ñ)	4,000	451
Honda Motor Co., Ltd. (Ñ)	19,500	601
Hoya Corp.	61,200	1,445

	Principal Amount ($) or Shares	Market Value $
Inpex Holdings, Inc.	197	1,681
Kao Corp.	30,000	742
Konica Minolta Holdings, Inc.	20,500	194
Lawson, Inc. (Ñ)	7,300	339
Marubeni Corp.	307,000	1,549
Mitsubishi Chemical Holdings Corp. (Ñ)	221,000	918
Mitsubishi UFJ Financial Group, Inc.	217,800	1,169
Mizuho Financial Group, Inc. (Ñ)	906,100	1,797
Mori Seiki Co., Ltd. (Ñ)	72,600	873
Nintendo Co., Ltd.	3,000	769
Nippon Telegraph & Telephone Corp.	25,500	1,182
Omron Corp. (Ñ)	76,600	1,446
Ricoh Co., Ltd.	93,000	1,355
Shin-Etsu Chemical Co., Ltd.	11,900	732
Sumco Corp.	18,600	423
Sumitomo Mitsui Financial Group, Inc. (Ñ)	37,600	1,311
Takeda Pharmaceutical Co., Ltd.	42,100	1,754
THK Co., Ltd. (Ñ)	35,900	703
Tokyo Electron, Ltd.	31,100	1,985
Toshiba TEC Corp.	304,379	1,424
Toyota Motor Corp.	8,000	318

		33,978

Luxembourg - 0.4%
ArcelorMittal (Ñ)	31,273	1,169

Mexico - 0.8%
America Movil SAB de CV Series L	12,240	536
Cemex SAB de CV - ADR (Æ)(Ñ)	149,113	1,927
Grupo Modelo SAB de CV (Æ)	65,000	244

		2,707

Netherlands - 4.7%
Aegon NV (Æ)	141,682	1,203
Akzo Nobel NV	18,219	1,129
ASML Holding NV (Ñ)	42,316	1,245
European Aeronautic Defence and Space Co. NV	65,890	1,480
Heineken NV (Ñ)	49,760	2,294
ING Groep NV (Æ)	69,367	1,238
Koninklijke Philips Electronics NV	76,680	1,867
Nutreco Holding NV	25,848	1,257
TNT NV	52,552	1,410
Unilever NV	24,650	710
Wolters Kluwer NV	60,440	1,291

		15,124

Norway - 2.4%
Cermaq ASA (Æ)	125,900	1,020
DNB NOR ASA (Æ)	204,000	2,363
StatoilHydro ASA	120,400	2,707
Telenor ASA (Æ)	139,600	1,617

		7,707

Puerto Rico - 0.1%
Popular, Inc.	155,500	440

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Russia - 0.5%
Gazprom OAO - ADR	66,670	1,550

Singapore - 1.9%
CapitaLand, Ltd.	464,000	1,225
Jardine Cycle & Carriage, Ltd.	132,200	2,281
Singapore Airlines, Ltd.	36,000	352
Singapore Telecommunications, Ltd.	433,000	999
United Overseas Bank, Ltd.	109,400	1,303

		6,160

South Africa - 0.2%
MTN Group, Ltd.	31,870	518

South Korea - 0.8%
KB Financial Group, Inc. - ADR (Æ)	15,008	771
Korea Electric Power Corp. (Æ)	25,320	769
Samsung Electronics Co., Ltd.	1,531	1,059

		2,599

Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	83,862	1,489
Banco Santander SA	175,942	2,832
Gamesa Corp. Tecnologica SA	56,749	1,271
Telefonica SA	51,358	1,417

		7,009

Sweden - 0.8%
Skandinaviska Enskilda Banken AB Class A (Æ)	52,051	351
Telefonaktiebolaget LM Ericsson Series B Class B	204,946	2,058

		2,409

Switzerland - 10.3%
ABB, Ltd. (Æ)	34,041	683
ACE, Ltd.	6,300	337
Actelion, Ltd. (Æ)	21,524	1,336
Compagnie Financiere Richemont SA	29,059	821
Credit Suisse Group AG	68,325	3,791
Georg Fischer AG (Æ)	3,303	866
Givaudan SA	1,956	1,467
Helvetia Holding AG	4,515	1,516
Julius Baer Holding AG	50,920	2,543
Lonza Group AG	16,316	1,779
Nestle SA	118,090	5,032
Roche Holding AG	20,502	3,314
Sonova Holding AG (Ñ)	5,178	522
Swiss Reinsurance Co., Ltd.	8,169	369
Transocean, Ltd. (Æ)	32,328	2,765
Tyco Electronics, Ltd.	73,700	1,642
UBS AG (Æ)	157,531	2,884
Zurich Financial Services AG	4,953	1,178

		32,845

	Principal Amount ($) or Shares	Market Value $
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	369,255	4,047

United Kingdom - 15.1%
Aegis Group PLC	553,302	990
Anglo American PLC (Æ)	43,074	1,372
Autonomy Corp. PLC (Æ)	28,342	738
Aviva PLC	209,471	1,500
Barclays PLC (Æ)	115,468	683
BHP Billiton PLC	16,333	446
BP PLC	344,176	3,042
Brit Insurance Holdings PLC	244,236	796
Bunzl PLC	29,925	303
Burberry Group PLC	75,880	611
Dairy Crest Group PLC	160,609	984
Diageo PLC	111,091	1,704
GlaxoSmithKline PLC	92,192	1,812
Hays PLC	136,430	227
Home Retail Group PLC	131,403	571
HSBC Holdings PLC	691,343	7,911
Imperial Tobacco Group PLC	70,947	2,050
International Power PLC	149,187	689
Ladbrokes PLC	228,325	684
Lloyds Banking Group PLC (Æ)	512	1
Reckitt Benckiser Group PLC	68,487	3,347
Royal Bank of Scotland Group PLC (Æ)	1,106,297	936
Royal Dutch Shell PLC Class A	108,363	3,095
Sage Group PLC (The)	463,767	1,730
Smith & Nephew PLC	78,460	703
Smiths Group PLC	55,478	788
Spectris PLC	102,113	1,153
Standard Chartered PLC	83,189	2,050
Tesco PLC	196,990	1,258
Vodafone Group PLC	1,478,864	3,314
William Hill PLC	182,897	515
Wolseley PLC (Æ)	29,416	708
WPP PLC	168,048	1,442

		48,153

United States - 1.4%
NII Holdings, Inc. (Æ) (Ñ)	29,045	871
Philip Morris International, Inc. (Ñ)	44,000	2,145
Synthes, Inc. (Æ)	11,636	1,402

		4,418

Total Common Stocks (cost $268,837)		289,395

Preferred Stocks - 0.6%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA	28,700	757

Germany - 0.4%
Henkel AG & Co. KGaA	26,235	1,129

Total Preferred Stocks (cost $1,968)		1,886

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Warrants & Rights - 0.0%
Belgium - 0.0%
Fortis (Æ) 2014 Rights	10	—

France - 0.0%
BNP Paribas (Æ) 2013 Rights	13	29

Total Warrants & Rights (cost $—)		29

Short-Term Investments - 7.9%
United States - 7.9%
Russell Investment Company Money Market Fund (£)	20,945,000	20,945
State Street Euro Commercial Paper (ç)(ž) 0.010% due 10/01/09	4,200	4,200

Total Short-Term Investments (cost $25,145)		25,145

Other Securities - 7.0%
State Street Securities Lending Quality Trust (×)	22,394,588	22,228

Total Other Securities (cost $22,395)		22,228

Total Investments - 106.2% (identified cost $318,345)		338,683

Other Assets and Liabilities, Net - (6.2%)		(19,791)

Net Assets - 100.0%		318,892

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC-40 Index (France)	68	EUR	2,582	10/09	16
DAX Index (Germany)	13	EUR	1,844	12/09	(5)
EUR STOXX 50 Index (EMU)	156	EUR	4,457	12/09	40
FTSE-100 Index (UK)	72	GBP	3,666	12/09	21
TOPIX Index (Japan)	93	JPY	846,300	12/09	(308)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(236)

See accompanying notes which are an integral part of this quarterly report.

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	188	CHF	195	10/02/09	1
USD	34	CHF	35	10/05/09	—
USD	173	CHF	179	10/05/09	—
USD	183	CHF	189	10/05/09	—
USD	8	CZK	138	10/02/09	—
USD	170	DKK	861	10/05/09	—
USD	86	EUR	63	10/01/09	6
USD	139	EUR	95	10/01/09	—
USD	812	EUR	595	10/01/09	59
USD	27	EUR	18	10/02/09	—
USD	58	EUR	40	10/02/09	—
USD	112	EUR	76	10/02/09	—
USD	313	EUR	214	10/02/09	—
USD	46	EUR	31	10/05/09	—
USD	740	EUR	500	12/16/09	(8)
USD	2,266	EUR	1,587	12/16/09	56
USD	2,266	EUR	1,587	12/16/09	56
USD	2,266	EUR	1,587	12/16/09	56
USD	2,266	EUR	1,587	12/16/09	55
USD	2,267	EUR	1,587	12/16/09	55
USD	2,268	EUR	1,587	12/16/09	54
USD	1	GBP	1	10/01/09	—
USD	8	GBP	5	10/01/09	—
USD	47	GBP	31	10/01/09	2
USD	4	GBP	2	10/02/09	—
USD	200	GBP	125	10/02/09	—
USD	13	GBP	8	10/05/09	—
USD	24	GBP	15	10/05/09	—
USD	95	GBP	59	10/05/09	—
USD	138	GBP	86	10/05/09	—
USD	327	GBP	200	12/16/09	(8)
USD	1,048	GBP	641	12/16/09	(24)
USD	1,048	GBP	641	12/16/09	(24)
USD	1,048	GBP	641	12/16/09	(24)
USD	1,048	GBP	641	12/16/09	(24)
USD	1,048	GBP	641	12/16/09	(24)
USD	1,049	GBP	641	12/16/09	(25)
USD	7	HKD	53	10/02/09	—
USD	117	JPY	10,539	10/02/09	—
USD	549	JPY	50,000	12/16/09	8
USD	1,819	JPY	168,333	12/16/09	57
USD	1,820	JPY	168,333	12/16/09	56
USD	1,820	JPY	168,333	12/16/09	56
USD	1,820	JPY	168,333	12/16/09	56
USD	1,820	JPY	168,333	12/16/09	56
USD	1,820	JPY	168,333	12/16/09	55
USD	14	SGD	19	10/02/09	—
USD	8	ZAR	63	10/06/09	—
AUD	1	USD	1	10/01/09	—
CAD	340	USD	313	10/01/09	(5)
CAD	182	USD	168	10/02/09	(3)
CHF	10	USD	10	10/01/09	—
EUR	2	USD	3	10/01/09	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	8	USD	12	10/01/09	—
EUR	55	USD	80	10/01/09	(1)
EUR	300	USD	437	12/16/09	(2)
EUR	500	USD	733	12/16/09	2
EUR	1,100	USD	1,575	12/16/09	(35)
GBP	5	USD	9	10/01/09	—
GBP	23	USD	36	10/01/09	—
GBP	100	USD	165	12/16/09	6
GBP	200	USD	319	12/16/09	(1)
GBP	400	USD	656	12/16/09	17
JPY	5,580	USD	59	10/01/09	(4)
JPY	10,179	USD	113	10/01/09	—
JPY	21,368	USD	238	10/01/09	—
JPY	10,000	USD	109	12/16/09	(3)
JPY	35,000	USD	390	12/16/09	—
JPY	40,000	USD	446	12/16/09	1
JPY	120,000	USD	1,291	12/16/09	(47)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					508

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — September 30, 2009 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Australia	$2,417	$—	$2	$2,419	0.8
Austria	515	—	—	515	0.2
Belgium	2,307	—	—	2,307	0.7
Bermuda	6,232	—	—	6,232	1.9
Brazil	8,291	—	—	8,291	2.6
Canada	2,582	—	—	2,582	0.8
Cayman Islands	1,173	—	—	1,173	0.4
China	347	—	—	347	0.1
Czech Republic	519	—	—	519	0.2
Denmark	3,877	—	—	3,877	1.2
Finland	3,193	—	—	3,193	1.0
France	37,826	—	—	37,826	11.8
Germany	23,686	—	—	23,686	7.5
Greece	344	—	—	344	0.1
Guernsey	1,462	—	—	1,462	0.5
Hong Kong	5,613	—	—	5,613	1.8
India	2,936	—	—	2,936	0.9
Indonesia	62	—	—	62	— *
Ireland	1,400	—	—	1,400	0.4
Israel	958	—	—	958	0.3
Italy	14,735	—	—	14,735	4.6
Japan	33,978	—	—	33,978	10.6
Luxembourg	1,169	—	—	1,169	0.4
Mexico	2,707	—	—	2,707	0.8
Netherlands	15,124	—	—	15,124	4.7
Norway	7,707	—	—	7,707	2.4
Puerto Rico	440	—	—	440	0.1
Russia	1,550	—	—	1,550	0.5
Singapore	6,160	—	—	6,160	1.9
South Africa	518	—	—	518	0.2
South Korea	2,599	—	—	2,599	0.8
Spain	7,009	—	—	7,009	2.2
Sweden	2,409	—	—	2,409	0.8
Switzerland	32,845	—	—	32,845	10.3
Taiwan	4,047	—	—	4,047	1.3
United Kingdom	48,153	—	—	48,153	15.1
United States	25,363	4,200	—	29,563	9.3
Other Securities	—	22,228	—	22,228	7.0

Total Investments	312,253	26,428	2	338,683	106.2

Other Assets and Liabilities, Net					(6.2)

					100.0

Futures Contracts	(236)	—	—	(236)	(0.1)
Foreign Currency Exchange Contracts	54	454	—	508	0.2

Total Other Financial Instruments**	(182)	454	—	272

Total	$312,071	$26,882	$2	$338,955

*	Less than .05% of net assets.

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings, continued — September 30, 2009 (Unaudited)

Level 3 Reconciliation

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending September 30, 2009 were as follows:

Balance as of 01/01/09	$11,611
Accrued discounts/(premiums)	—
Realized gain/(loss)	(182,660)
Net changes in unrealized appreciation/(depreciation) from investments still held as of 09/30/09	(288,416)
Net purchases (sales)	2,178,695
Net transfers in and/or out of Level 3	(1,716,820)

Balance as of 09/30/09	$2,410

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	25

Russell Investment Funds

Core Bond Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 93.6%
Asset-Backed Securities - 4.4%
Access Group, Inc. (Ê) Series 2008-1 Class A 1.582% due 10/27/25	867	874
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.544% due 07/25/34	32	15
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 1.744% due 12/25/33	25	20
Series 2005-SD3 Class A 0.644% due 08/25/45	143	117
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.719% due 01/25/34	107	51
Ally Auto Receivables Trust (þ) Series 2009-A Class A2 1.320% due 06/15/11	200	198
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 3.994% due 02/25/33	90	30
Series 2004-R10 Class A5 0.636% due 11/25/34	—	—
ARES CLO Funds (Ê) (Å) Series 2005-10A Class A3 0.532% due 09/18/17	730	644
Armstrong Loan Funding, Ltd. (Ê) (Å) Series 2008-1A Class A 1.033% due 08/01/16	758	709
Bank of America Credit Card Trust (Ê) Series 2008-A1 Class A1 0.825% due 04/15/13	200	200
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	115
Centex Home Equity (Ê) Series 2006-A Class AV4 0.494% due 06/25/36	700	339
CIT Mortgage Loan Trust (Å) Series 2007-1 Class 2A1 1.244% due 10/25/37	220	178
Series 2007-1 Class 2A2 1.496% due 10/25/37	130	47
Series 2007-1 Class 2A3 1.696% due 10/25/37	180	63
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-WFH Class A2 0.344% due 10/25/36	441	418
Series 2007-AMC Class A2A 0.304% due 05/25/37	334	279
Series 2007-WFH Class A3 0.394% due 01/25/37	1,045	502
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 0.844% due 05/25/36	95	10

	Principal Amount ($) or Shares	Market Value $
Series 2004-BC1 Class M1 (Ê) 0.744% due 02/25/34	95	64
Series 2006-11 Class 1AF4 6.300% due 09/25/46	170	63
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.395% due 11/15/36	437	268
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A3 0.294% due 11/25/36	64	63
Series 2007-FF1 Class A2B 0.334% due 01/25/38	1,000	392
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	61	27
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	69	27
GSAA Trust (Ê) Series 2006-2 Class 2A3 0.514% due 12/25/35	320	70
Series 2006-4 Class 1A2 5.993% due 03/25/36	202	28
Series 2006-4 Class 3A1 6.101% due 03/25/36	1,400	886
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.219% due 08/25/33	61	36
Series 2004-SEA Class A2A 0.534% due 03/25/34	7	7
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.535% due 01/20/34	186	157
Series 2006-4 Class A3V 0.395% due 03/20/36	800	628
Series 2007-1 Class AS 0.445% due 03/20/36	728	576
Series 2007-3 Class APT 1.445% due 11/20/36	320	266
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.294% due 12/25/36	22	15
Indymac Residential Asset Backed Trust (Ê) Series 2006-H2 Class A 0.394% due 06/28/36	269	113
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2007-CH4 Class A4 0.404% due 05/25/37	1,000	352
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 1.744% due 07/25/35	63	35
Series 2005-5N Class 3A1A 0.544% due 11/25/35	394	204
Series 2005-7N Class 1A1A 0.514% due 12/25/35	425	242

26	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2N Class 1A2 (Ø) 0.584% due 02/25/46	189	39
Series 2006-16N Class A1A (Ø) 0.324% due 11/25/46	67	59
Series 2006-16N Class A4A 0.434% due 11/25/46	686	327
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.524% due 10/25/34	5	4
Series 2006-9 Class 2A1 0.304% due 10/25/36	36	36
Master Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.719% due 08/25/33	57	18
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.394% due 09/25/33	29	3
Series 2006-HE7 Class A2A 0.294% due 09/25/36	82	81
Series 2007-HE2 Class A2B 0.334% due 01/25/37	1,043	410
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.774% due 02/25/35	215	155
Novastar Home Equity Loan (Ê) Series 2007-1 Class A2A1 0.344% due 03/25/37	286	248
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.794% due 04/25/33	36	6
Series 2003-3 Class M3 3.244% due 06/25/33	27	7
Series 2003-4 Class M2 2.719% due 07/25/33	24	7
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 0.694% due 09/25/35	210	89
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	170	151
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	61	19
Series 2005-2 Class AF4 4.934% due 08/25/35	85	57
Series 2006-1 Class AF6 5.746% due 05/25/36	171	117
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	139	108
Series 2003-RS9 Class AI6A 6.110% due 10/25/33	440	330
Series 2006-RZ4 Class A1A (Ê) 0.326% due 10/25/36	8	8
Residential Asset Securities Corp. Series 2003-KS2 Class MI1 4.800% due 04/25/33	139	54

	Principal Amount ($) or Shares	Market Value $
Series 2003-KS2 Class MI3 6.100% due 04/25/33	57	7
Series 2003-KS4 Class AIIB (Ê) 0.824% due 06/25/33	36	18
Series 2006-KS9 Class AI1 (Ê) 0.316% due 11/25/36	5	5
Series 2007-KS2 Class AI1 (Ê) 0.314% due 02/25/37	130	122
SBI Heloc Trust (Ê)(þ) Series 2006-1A Class 1A2A 0.414% due 08/25/36	30	26
SLM Student Loan Trust (Ê) Series 2007-3 Class A1 0.272% due 10/27/14	192	191
Series 2008-2 Class A1 0.582% due 01/26/15	70	70
Series 2008-7 Class A2 0.782% due 10/25/17	2,800	2,781
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	712	753
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 0.684% due 04/25/35	120	28
Structured Asset Securities Corp. (Ê) Series 2006-BC3 Class A2 0.294% due 10/25/36	51	47
Series 2007-BC3 Class 2A2 0.384% due 05/25/47	1,220	530

		16,239

Corporate Bonds and Notes - 22.6%
Ace Capital Trust II 9.700% due 04/01/30	175	174
Agilent Technologies, Inc. 5.500% due 09/14/15	300	309
Allied Waste North America, Inc. Series B 7.125% due 05/15/16	90	95
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	213
Altria Group, Inc. 9.700% due 11/10/18	150	186
American Airlines Pass Through Trust 2009-1A 10.375% due 07/02/19	500	545
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	317
6.000% due 09/13/17	400	414
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	414
American Express Co. 7.000% due 03/19/18	200	220

Core Bond Fund	27

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Travel Related Services Co., Inc. (Ê) 0.461% due 06/01/11	100	95
American General Finance Corp. 6.900% due 12/15/17	400	280
American International Group, Inc. 5.850% due 01/16/18	900	652
Americo Life, Inc. (þ) 7.875% due 05/01/13	75	60
Amgen, Inc. 6.900% due 06/01/38	1,000	1,217
Anheuser-Busch InBev Worldwide, Inc. (þ) 7.750% due 01/15/19	350	414
ANZ Capital Trust (ƒ)(þ) 4.484% due 12/31/49	225	223
Appalachian Power Co. Series O 5.650% due 08/15/12	65	70
Arizona Public Service Co. 5.800% due 06/30/14	100	105
6.250% due 08/01/16	150	157
AT&T, Inc. 4.950% due 01/15/13	200	213
5.500% due 02/01/18	200	209
6.300% due 01/15/38	975	1,021
6.400% due 05/15/38	250	265
BAC Capital Trust XV(Ê) 1.161% due 06/01/56	375	208
Bank of America Corp. 5.625% due 10/14/16	115	116
6.000% due 09/01/17	335	339
5.750% due 12/01/17	290	289
7.625% due 06/01/19	375	423
Series MTNL 5.650% due 05/01/18	175	173
Bank of America North America (Ê) Series BKNT 0.579% due 06/15/16	200	171
BankAmerica Capital III (Ê) Series * 0.854% due 01/15/27	350	203
Bear Stearns Cos. LLC (The) 6.950% due 08/10/12	600	668
7.250% due 02/01/18	645	737
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	245	243
BNP Paribas Capital Trust (ƒ) (Å)(Ñ) 9.003% due 12/29/49	450	427
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	226
Boston Scientific Corp. 7.000% due 11/15/35	63	58
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	25	28
6.750% due 03/15/29	10	11
Capital One Financial Corp. 7.375% due 05/23/14	448	500

	Principal Amount ($) or Shares	Market Value $
CareFusion Corp. (Å) 6.375% due 08/01/19	300	325
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	106
Catlin Insurance Co., Ltd. (ƒ) (Å) 7.249% due 12/31/49	100	66
Cellco Partnership / Verizon Wireless Capital LLC (þ) 3.025% due 05/20/11 (Ê)	400	414
5.250% due 02/01/12	700	747
8.500% due 11/15/18	175	219
Centennial Cellular Operating Co./ Centennial Communications Corp. 10.125% due 06/15/13	245	252
CenterPoint Energy Houston Electric LLC (Ñ) Series J2 5.700% due 03/15/13	110	118
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	52
Series B 7.875% due 04/01/13	295	332
Chase Capital III (Ê) Series C 0.911% due 03/01/27	295	200
Chesapeake Energy Corp. 7.000% due 08/15/14	350	339
6.875% due 01/15/16	180	171
Chubb Corp. 6.375% due 03/29/67	175	157
Series 1 6.500% due 05/15/38	50	59
Citibank NA Series FXD 1.875% due 05/07/12	100	101
Citigroup Capital XXI 8.300% due 12/21/57	650	578
Citigroup Funding, Inc. 1.875% due 11/15/12	800	799
2.250% due 12/10/12	200	203
Citigroup, Inc. 2.125% due 04/30/12 (Ñ)	800	811
5.500% due 08/27/12	200	206
5.625% due 08/27/12	200	202
5.500% due 04/11/13	700	716
5.850% due 07/02/13	100	102
4.700% due 05/29/15	50	46
5.850% due 08/02/16	55	54
6.000% due 08/15/17	400	395
6.125% due 11/21/17	405	402
6.125% due 08/25/36	300	257
5.875% due 05/29/37	150	131
6.875% due 03/05/38	75	75
8.125% due 07/15/39	1,015	1,136
CNA Financial Corp. 6.500% due 08/15/16	125	118
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	11

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	100	128
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	207
Comcast Corp. 5.500% due 03/15/11	100	105
Comcast Holdings Corp. 10.625% due 07/15/12	125	149
Commonwealth Edison Co.
6.950% due 07/15/18	50	57
5.900% due 03/15/36	75	80
Series 105 5.400% due 12/15/11	125	134
Community Health Systems, Inc. Series WI 8.875% due 07/15/15	235	241
Continental Airlines, Inc. 9.000% due 07/08/16	250	265
Series 071A 5.983% due 04/19/22	150	142
Series 991A 6.545% due 08/02/20	239	226
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	100	105
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	290	295
COX Communications, Inc. (þ) 5.875% due 12/01/16	75	79
8.375% due 03/01/39	125	154
Credit Suisse USA, Inc. 5.500% due 08/15/13 (Ñ)	45	49
4.875% due 01/15/15	55	58
CSC Holdings, Inc. Series WI 6.750% due 04/15/12	90	93
Danske Bank A/S (þ) 2.500% due 05/10/12	200	202
DCP Midstream LLC 6.875% due 02/01/11	20	21
Dell, Inc. 4.700% due 04/15/13	400	422
Delta Air Lines, Inc. 9.500% due 09/15/14 (þ)	480	480
Series 00A2 7.570% due 11/18/10	205	203
Series 01A2 7.111% due 03/18/13	400	390
DirecTV Holdings LLC / DirecTV Financing Co., Inc. (Å) 5.875% due 10/01/19	125	124
DISH DBS Corp. 7.125% due 02/01/16	125	124
Dolphin Energy, Ltd. (Å) 5.888% due 06/15/19	130	132

	Principal Amount ($) or Shares	Market Value $
Dow Chemical Co. (The) 7.600% due 05/15/14	250	277
5.900% due 02/15/15	150	154
DPL, Inc. 6.875% due 09/01/11	193	208
Dynegy Roseton/Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16	550	505
Edison Mission Energy (Ñ) 7.000% due 05/15/17	675	564
El Paso Corp. Series GMTN 8.050% due 10/15/30	200	185
El Paso Natural Gas Co. 7.500% due 11/15/26	100	110
ENEL Finance International SA(Å) 5.125% due 10/07/19	275	274
Energy Transfer Partners, LP 5.950% due 02/01/15	300	315
6.700% due 07/01/18	175	187
Enterprise Products Operating LLC 6.500% due 01/31/19	100	109
8.375% due 08/01/66	100	93
Federal Express Corp. 7.600% due 07/01/97	75	74
Fifth Third Bancorp 8.250% due 03/01/38	1,100	1,025
FirstEnergy Corp. Series B 6.450% due 11/15/11	12	13
Series C 7.375% due 11/15/31	175	196
FPL Energy Wind Funding LLC (þ) 6.876% due 06/27/17	286	271
Frontier Communications Corp. (Ñ) 9.250% due 05/15/11	125	136
General Electric Capital Corp. 2.625% due 12/28/12	1,000	1,025
1.307% due 05/22/13 (Ê)	75	70
5.900% due 05/13/14	350	375
5.625% due 05/01/18	230	229
5.875% due 01/14/38	300	275
6.375% due 11/15/67	1,900	1,572
Series EMTN (Ê) 0.555% due 03/20/14	400	353
Series GMTN 5.500% due 04/28/11 (Ñ)	220	231
2.000% due 09/28/12	400	402
Series MTNA (Ê) 0.559% due 09/15/14	300	265
General Electric Co. 5.250% due 12/06/17	150	154
GMAC, Inc.
7.250% due 03/02/11 (þ)	525	505
6.875% due 09/15/11	525	494
7.500% due 12/31/13 (þ)	200	175

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Goldman Sachs Group, Inc. (The) 4.750% due 07/15/13	350	365
6.000% due 05/01/14	150	163
6.250% due 09/01/17	600	635
6.150% due 04/01/18	150	158
7.500% due 02/15/19	550	629
6.750% due 10/01/37	800	826
Series MTNB (Ê) 0.683% due 07/22/15	100	93
GrafTech Finance, Inc. 10.250% due 02/15/12	12	12
HBOS PLC (þ) 6.750% due 05/21/18	825	736
HCA, Inc. 8.500% due 04/15/19 (þ)	300	313
7.875% due 02/15/20 (Å)	125	125
Historic TW, Inc. 8.050% due 01/15/16	195	213
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	275	270
Inmarsat Finance II PLC 10.375% due 11/15/12	125	129
Inter-American Development Bank 3.000% due 04/22/14	500	511
International Lease Finance Corp. 4.950% due 02/01/11	100	92
Jackson National Life Fund LLC 0.746% due 08/06/11	2,800	2,547
Jersey Central Power & Light Co. 5.625% due 05/01/16	90	96
JPMorgan Chase Capital XIII (Ê) Series M 1.233% due 09/30/34	480	316
JPMorgan Chase & Co. 5.375% due 01/15/14 (Ñ)	170	181
6.000% due 01/15/18	200	215
6.300% due 04/23/19	250	273
6.400% due 05/15/38	323	362
Series 1 (ƒ) 7.900% due 04/29/49	840	807
JPMorgan Chase Bank NA
Series BKNT 5.875% due 06/13/16	70	73
6.000% due 10/01/17	400	421
JPMorgan Chase Capital XXI (Ê) Series U 1.231% due 02/02/37	335	221
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	460	531
Kinder Morgan Energy Partners, LP (Ñ) 5.950% due 02/15/18	700	732
Kraft Foods, Inc. 6.125% due 02/01/18	200	212
L-3 Communications Corp. Series B 6.375% due 10/15/15	125	126

	Principal Amount ($) or Shares	Market Value $
Landwirtschaftliche Rentenbank 1.875% due 09/24/12	1,100	1,100
4.875% due 01/10/14	1,000	1,088
Lehman Brothers Holdings, Inc. (Ø) 5.625% due 01/24/13	200	35
6.200% due 09/26/14	200	34
Zero coupon due 04/03/49	400	67
Macquarie Bank, Ltd. (Å) 3.300% due 07/17/14	1,000	1,012
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	69
Massey Energy Co. 3.250% due 08/01/15	640	509
MBNA Corp. 6.125% due 03/01/13	200	210
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	100	107
5.450% due 02/05/13	200	207
6.400% due 08/28/17	325	329
6.875% due 04/25/18	625	657
MetLife, Inc. 6.125% due 12/01/11	205	220
6.400% due 12/15/66	100	85
Series A 6.817% due 08/15/18	200	223
Metropolitan Life Global Funding I (þ) 5.125% due 06/10/14	200	209
Midamerican Energy Holdings Co. 5.750% due 04/01/18	125	135
Series WI 6.125% due 04/01/36	125	135
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	243	247
Morgan Stanley 3.250% due 12/01/11	200	208
1.155% due 03/01/13 (Ê)	600	813
6.000% due 05/13/14	515	548
0.734% due 10/18/16 (Ê)	435	388
5.450% due 01/09/17	225	225
6.250% due 08/28/17	100	104
5.950% due 12/28/17	125	127
6.625% due 04/01/18	450	476
7.300% due 05/13/19	100	110
5.625% due 09/23/19	100	98
Series GMTN 5.750% due 08/31/12	125	134
0.584% due 01/09/14 (Ê)	425	395
National City Bank (Ê) Series BKNT 0.684% due 06/07/17	700	561
Nevada Power Co. 7.125% due 03/15/19	100	114
Series L 5.875% due 01/15/15	100	107
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	150	163

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

News America Holdings, Inc. 7.900% due 12/01/95	90	93
8.250% due 10/17/96	20	21
NGPL Pipeco LLC (þ) 6.514% due 12/15/12	200	219
Nisource Finance Corp. 7.875% due 11/15/10	125	132
10.750% due 03/15/16	100	118
6.400% due 03/15/18	145	145
Norfolk Southern Corp. 7.900% due 05/15/97	415	498
Ohio Power Co. (Ñ) Series F 5.500% due 02/15/13	20	21
Oncor Electric Delivery Co. 6.800% due 09/01/18	550	633
Pacific Gas & Electric Co. 6.250% due 03/01/39	125	143
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	524
Petroleos Mexicanos 8.000% due 05/03/19	320	365
Philip Morris International, Inc. 5.650% due 05/16/18	150	160
6.375% due 05/16/38	100	115
Phoenix Life Insurance Co. (þ) 7.150% due 12/15/34	150	35
PNC Bank North America Series BKNT 6.875% due 04/01/18	250	267
Progress Energy, Inc. 7.100% due 03/01/11	77	82
5.625% due 01/15/16	40	43
7.050% due 03/15/19	200	233
Prudential Holdings LLC (þ) 8.695% due 12/18/23	550	574
Public Service Co. of New Mexico 7.950% due 05/15/18	260	262
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	125	100
Pulte Homes, Inc. 5.250% due 01/15/14	1,000	970
Qwest Capital Funding, Inc. 7.250% due 02/15/11	150	150
Qwest Communications International, Inc. Series * 7.250% due 02/15/11	384	389
Qwest Corp. 7.875% due 09/01/11	120	124
7.625% due 06/15/15	100	101
Reckson Operating Partnership, LP 5.150% due 01/15/11	92	91
Reinsurance Group of America, Inc. 6.750% due 12/15/65	75	53
Roche Holdings, Inc. (þ) 6.000% due 03/01/19	225	250

	Principal Amount ($) or Shares	Market Value $
Royal Bank of Scotland PLC (The) (Å) 4.875% due 08/25/14	100	102
Sabine Pass LNG, LP 7.250% due 11/30/13	590	527
Simon Property Group, LP 5.600% due 09/01/11	200	208
5.300% due 05/30/13	395	404
6.100% due 05/01/16	130	134
6.125% due 05/30/18	50	50
SLM Corp. 5.400% due 10/25/11 (Ñ)	100	92
5.125% due 08/27/12	75	64
8.450% due 06/15/18	50	40
Southern Union Co. 7.200% due 11/01/66	740	583
Sprint Capital Corp. 8.375% due 03/15/12	125	129
State Street Capital Trust III 8.250% due 03/15/42	200	196
Svensk Exportkredit AB 3.250% due 09/16/14	700	703
Swiss Re Capital I, LP (ƒ)(þ) 6.854% due 05/29/49	225	169
Symetra Financial Corp. (Å) 6.125% due 04/01/16	150	127
Target Corp. 5.125% due 01/15/13	400	431
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	200	227
7.000% due 10/15/28 (Ñ)	50	53
8.375% due 06/15/32	100	120
TEPPCO Partners, LP 6.650% due 04/15/18	250	271
Time Warner, Inc. 5.875% due 11/15/16	400	424
TransCanada Pipelines, Ltd. 6.350% due 05/15/67	100	88
Union Electric Co. 6.400% due 06/15/17	205	226
Union Pacific Corp. 5.700% due 08/15/18	400	431
UnitedHealth Group, Inc. 5.250% due 03/15/11	95	99
4.875% due 02/15/13	200	208
6.000% due 06/15/17	35	37
Series WI 6.500% due 06/15/37	45	47
US Bank National Associtaion 4.375% due 02/28/17	100	136
Vale Overseas, Ltd. 5.625% due 09/15/19	400	407
Valero Energy Corp. (Ñ) 9.375% due 03/15/19	450	524
Wachovia Corp. 5.500% due 05/01/13	450	481
5.625% due 10/15/16	100	104
5.750% due 06/15/17	155	164

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.750% due 02/01/18	500	529
Series * (Ê) 0.621% due 10/28/15	200	180
WEA Finance LLC / WT Finance Aust Pty, Ltd. (þ) 7.500% due 06/02/14	205	221
6.750% due 09/02/19	95	96
Wells Fargo & Co. 0.958% due 03/23/16 (Ê)	400	522
5.625% due 12/11/17	300	315
Series K (ƒ) 7.980% due 03/29/49	3,585	3,262
Whirlpool Corp. 8.000% due 05/01/12	25	27
8.600% due 05/01/14	75	84
Williams Cos., Inc. 7.625% due 07/15/19	400	432
Williams Cos., Inc. (The) 8.750% due 01/15/20	150	172
7.875% due 09/01/21	405	438
Windstream Corp. 8.625% due 08/01/16	125	128
XTO Energy, Inc. 6.500% due 12/15/18	175	193
ZFS Finance USA Trust I (þ) 6.150% due 12/15/65	500	450

		83,672

International Debt - 6.0%
African Development Bank 1.750% due 10/01/12	1,100	1,096
Anglo American Capital PLC (Å) 9.375% due 04/08/19	100	121
ANZ National International, Ltd. (þ) 6.200% due 07/19/13	600	657
Apidos CDO (Ê) (Å) Series 2007-CA Class A1 0.690% due 05/14/20	500	430
ArcelorMittal Series WI 6.125% due 06/01/18	175	172
Argentina Bonos 7.000% due 10/03/15	230	166
AstraZeneca PLC 5.900% due 09/15/17	100	112
AXA SA (ƒ)(þ) 6.463% due 12/14/18	100	78
Barclays Bank PLC 5.450% due 09/12/12	1,300	1,397
6.050% due 12/04/17 (þ)	200	201
Barrick Gold Corp. 6.950% due 04/01/19	135	158
Barrick Gold Financeco LLC 6.125% due 09/15/13	270	297
BAT International Finance PLC (þ) 9.500% due 11/15/18	150	195

	Principal Amount ($) or Shares	Market Value $
Black Diamond CLO, Ltd. (Ê) (Å) Series 2007-1A Class AD 0.531% due 04/29/19	1,000	851
BNP Paribas (ƒ)(þ) 5.186% due 06/29/49	300	238
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	100	106
6.500% due 02/15/37	100	111
Corp. Nacional del Cobre de Chile - CODELCO (þ) 7.500% due 01/15/19	200	242
Credit Suisse NY 5.000% due 05/15/13	330	349
6.000% due 02/15/18	770	806
Deutsche Bank AG 6.000% due 09/01/17	600	648
Electricite De France (þ) 5.500% due 01/26/14	200	219
6.500% due 01/26/19	200	229
6.950% due 01/26/39	200	248
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	103
Enel Finance International SA (þ) 6.250% due 09/15/17	600	646
European Investment Bank 3.125% due 06/04/14	700	716
Export-Import Bank of Korea 5.875% due 01/14/15	700	738
HSBC Holdings PLC 6.500% due 05/02/36	100	108
6.500% due 09/15/37	100	108
Israel Government AID Bond 5.500% due 09/18/33	400	428
Korea Electric Power Corp. (þ) 5.125% due 04/23/34	60	62
LeasePlan Corp. NV(þ) 3.000% due 05/07/12	400	409
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	200	185
National Australia Bank, Ltd. (þ) 5.350% due 06/12/13	800	853
Petro-Canada 6.050% due 05/15/18	100	105
Petrobras International Finance Co. 7.875% due 03/15/19	800	923
Province of Ontario Canada 4.100% due 06/16/14	400	423
Qtel International Finance, Ltd. (þ) 6.500% due 06/10/14	120	131
Ras Laffan Liquefied Natural Gas Co., Ltd. III (þ) 5.838% due 09/30/27	250	246
Republic of Peru 7.125% due 03/30/19	180	208
Resona Bank, Ltd. (ƒ)(þ) 5.850% due 09/29/49	100	87

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Resona Preferred Global Securities Cayman, Ltd. (ƒ)(þ) 7.191% due 12/29/49	325	270
Rogers Communications, Inc. 6.800% due 08/15/18	200	224
Royal Bank of Scotland Group PLC (ƒ) 6.990% due 10/29/49 (þ)	300	156
Series 1 9.118% due 03/31/49	700	647
Royal Bank of Scotland PLC (The) (þ) 0.854% due 04/08/11 (Ê)	800	802
3.000% due 12/09/11	200	206
2.625% due 05/11/12	900	913
Santander Perpetual SA Unipersonal (ƒ)(þ) 6.671% due 10/29/49	300	264
SMFG Preferred Capital USD 1, Ltd. (ƒ)(þ) 6.078% due 01/29/49	100	87
Societe Financement de l’Economie Francaise (þ) 3.375% due 05/05/14	700	719
Sumitomo Mitsui Banking Corp. (ƒ)(þ) 5.625% due 07/29/49	300	285
Suncor Energy, Inc. 6.100% due 06/01/18	50	52
Systems 2001 AT LLC (þ) 7.156% due 12/15/11	60	60
Telecom Italia Capital SA 6.200% due 07/18/11	255	272
7.721% due 06/04/38	200	237
Thomson Reuters Corp. (Ñ) 6.500% due 07/15/18	225	254
TransCapitalInvest, Ltd. for OJSC AK Transneft (þ) 8.700% due 08/07/18	100	109
Transocean, Inc. 6.800% due 03/15/38	150	172
UBS AG Series DPNT 5.875% due 12/20/17	400	409
5.875% due 12/31/17	270	66
5.750% due 04/25/18	100	102
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	100	101
WEA Finance LLC / WCI Finance LLC (þ) 5.400% due 10/01/12	125	128
Westfield Capital Corp., Ltd. / WT Finance Aust Pty Ltd / WEA Finance LLC (þ) 5.125% due 11/15/14	125	122
Xstrata Canada Corp. 7.250% due 07/15/12	50	54
6.000% due 10/15/15	45	46

		22,363

Loan Agreements - 0.4%
Adam Aircraft Term Loan (Å)(Ø) 15.290% due 05/01/12	54	1

	Principal Amount ($) or Shares	Market Value $
HCA, Inc. Term Loan A (Ê) 1.783% due 11/18/12	598	559
Kelson Holdings, Inc. Term Loan (Ê) 3.533% due 03/08/13	1,000	909

		1,469

Mortgage-Backed Securities - 47.6%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,782	1,554
Adjustable Rate Mortgage Trust (Ê) Series 2004-5 Class 2A1
4.893% due 04/25/35	69	56
Series 2005-3 Class 8A2 0.484% due 07/25/35	95	52
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.434% due 08/25/37	1,060	519
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 4.390% due 02/25/45	89	72
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.744% due 04/25/33	59	50
Series 2003-10 Class 2A2 (Ê) 0.694% due 12/25/33	155	116
Series 2006-5 Class CB17 6.000% due 06/25/46	182	150
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A3 4.875% due 06/10/39	10	10
Series 2005-2 Class A4 4.783% due 07/10/43	333	338
Series 2005-3 Class A2 4.501% due 07/10/43	150	150
Series 2005-5 Class A4 5.115% due 10/10/45	500	486
Series 2006-1 Class A4 5.372% due 09/10/45	280	259
Series 2006-2 Class A4 5.929% due 05/10/45	200	192
Series 2006-4 Class A4 5.634% due 07/10/46	500	464
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 3.442% due 05/25/35	107	100
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	375
Series 2006-A Class 3A2 (Ê) 5.807% due 02/20/36	150	78
Series 2006-A Class 4A1 (Ê) 5.529% due 02/20/36	404	301
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
0.694% due 12/25/33	154	147
Series 2004-1 Class 5A1 6.500% due 09/25/33	9	8

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-2 Class 1A9 (Ê) 0.694% due 03/25/34	109	99
Series 2004-11 Class 2A1 5.750% due 01/25/35	302	279
Series 2005-H Class 2A5 (Ê) 4.797% due 09/25/35	220	136
Series 2005-L Class 3A1 (Ê) 5.390% due 01/25/36	185	153
Series 2006-2 Class A15 6.000% due 07/25/36	167	139
Series 2006-B Class 1A1 (Ê) 4.354% due 11/20/36	98	72
Bear Stearns Adjustable Rate Mortgage Trust (Ê) Series 2003-1 Class 6A1 5.118% due 04/25/33	36	34
Series 2003-8 Class 4A1 4.239% due 01/25/34	81	73
Series 2004-1 Class 21A1 4.075% due 04/25/34	60	52
Series 2004-9 Class 22A1 4.157% due 11/25/34	62	58
Series 2005-2 Class A1 2.830% due 03/25/35	1,011	903
Series 2005-3 Class 2A1 5.083% due 06/25/35	248	180
Bear Stearns Alt-A Trust (Ê) Series 2005-4 Class 23A1 5.353% due 05/25/35	192	129
Series 2005-7 Class 22A1 5.487% due 09/25/35	91	58
Series 2006-4 Class 13A1 0.404% due 08/25/36	689	322
Bear Stearns Alt-A Trust II (Ê) Series 2007-1 Class 1A1 6.007% due 09/25/47	787	459
Bear Stearns Commercial Mortgage Securities Series 2006-PW1 Class A4 5.540% due 09/11/41	1,000	955
Series 2007-PW1 Class AM 6.084% due 06/11/50	90	61
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR2 Class 1A1 0.444% due 09/25/46	754	361
Series 2006-AR2 Class 2A1 0.474% due 10/25/36	622	254
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	105	105
Series 2006-S4 Class A3 6.000% due 12/25/36	179	148
Series 2006-S4 Class A4 6.000% due 12/25/36	88	81
Series 2007-A1 Class 1A3 (Ê) 4.160% due 02/25/37	446	396

	Principal Amount ($) or Shares	Market Value $
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 5.725% due 03/15/49	330	310
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 4.700% due 12/25/35	64	54
Series 2007-AR8 Class 2A1A 5.895% due 07/25/37	975	665
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.225% due 07/15/44	1,340	1,321
Series 2006-CD3 Class A5 5.617% due 10/15/48	190	175
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	114	83
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.220% due 12/10/49	425	353
Series 2008-LS1 Class AJ 6.220% due 10/10/17	120	58
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A4 5.306% due 12/10/46	200	174
Series 2007-C9 Class A4 6.010% due 12/10/49	360	324
Countrywide Alternative Loan Trust Series 2005-1CB Class 2A1 6.000% due 03/25/35	530	390
Series 2005-32T Class A7 (Ê) 0.494% due 08/25/35	91	75
Series 2005-J8 Class 1A3 5.500% due 07/25/35	175	123
Series 2005-J13 Class 2A3 5.500% due 11/25/35	114	87
Series 2006-43C Class 1A7 6.000% due 02/25/37	200	154
Series 2006-9T1 Class A7 6.000% due 05/25/36	85	71
Series 2006-J2 Class A3 6.000% due 04/25/36	129	107
Series 2006-OA1 Class 2A1 (Ê) 0.455% due 03/20/46	543	269
Series 2006-OA1 Class 4A1 (Ê) 0.434% due 08/25/46	591	282
Series 2006-OA1 Class A1 (Ê) 0.425% due 02/20/47	732	346
Series 2007-15C Class A5 5.750% due 07/25/37	774	484
Series 2007-J2 Class 2A1 6.000% due 07/25/37	229	150
Series 2007-OA1 Class A1A (Ê) 2.138% due 04/25/43	942	375

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 0.744% due 05/25/18	110	92
Series 2003-52 Class A1 (Ê) 4.738% due 02/19/34	140	123
Series 2004-16 Class 1A1 (Ê) 0.644% due 09/25/34	136	70
Series 2004-22 Class A3 (Ê) 3.718% due 11/25/34	181	135
Series 2004-HYB Class 1A1 (Ê) 4.602% due 02/20/35	312	274
Series 2005-1 Class 2A1 (Ê) 0.534% due 03/25/35	1,706	869
Series 2005-3 Class 1A2 (Ê) 0.534% due 04/25/35	26	14
Series 2005-HYB Class 3A2A 5.250% due 02/20/36	60	41
Series 2006-OA5 Class 2A1 (Ê) 0.444% due 04/25/46	674	320
Series 2007-18 Class 2A1 6.500% due 11/25/37	201	165
Series 2007-HY1 Class 1A2 5.661% due 04/25/37	78	20
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	389	348
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1(Å) 6.500% due 10/25/21	619	438
Series 2006-C2 Class A3 5.658% due 03/15/39	100	88
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2005-AR1 Class 2A3 4.954% due 08/25/35	465	277
Series 2007-OA1 Class A1 0.394% due 02/25/47	2,601	1,212
Series 2007-OA2 Class A1 1.528% due 04/25/47	1,438	664
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S (Ê) Interest Only STRIP 1.669% due 03/10/32	304	9
Fannie Mae
5.190% due 2012	203	217
6.000% due 2016	8	9
2.776% due 2017 (Ê)	31	31
5.000% due 2017	361	384
6.000% due 2017	53	57
4.000% due 2018	583	607
4.500% due 2018	650	686
5.000% due 2018	156	166
5.000% due 2019	465	493
6.000% due 2019	318	342
4.500% due 2020	128	136

	Principal Amount ($) or Shares	Market Value $
5.000% due 2020	473	501
5.500% due 2020	168	178
6.000% due 2020	397	426
5.000% due 2021	852	899
5.500% due 2021	246	261
5.500% due 2022	333	352
5.000% due 2023	4,980	5,267
5.500% due 2023	333	352
6.000% due 2026	724	771
6.000% due 2027	368	392
6.000% due 2028	25	26
5.500% due 2029	57	60
6.000% due 2032	350	372
7.000% due 2032	126	138
2.857% due 2033 (Ê)	141	144
3.124% due 2033 (Ê)	62	62
5.000% due 2033	451	469
5.500% due 2033	2,007	2,110
6.000% due 2033	141	149
5.000% due 2034	1,209	1,255
5.500% due 2034	1,348	1,418
5.000% due 2035	476	494
5.500% due 2035	1,804	1,895
6.000% due 2035	133	141
3.827% due 2036 (Ê)	334	333
5.000% due 2036	2,050	2,126
5.500% due 2036	3,304	3,468
6.000% due 2036	1,627	1,721
6.500% due 2036	93	99
7.000% due 2036	18	20
5.500% due 2037	2,106	2,209
5.521% due 2037 (Ê)	229	242
6.000% due 2037	2,694	2,849
6.500% due 2037	1,169	1,247
5.500% due 2038	6,599	6,919
6.000% due 2038	1,354	1,432
4.500% due 2039	500	505
5.000% due 2039	1,984	2,055
5.500% due 2039	283	298
6.000% due 2039	2,046	2,163
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	201	34
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	522	60
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	581	63
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	830	116
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	160	21
15 Year TBA (Ï) 5.000%	300	315

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

30 Year TBA (Ï) 4.500%	1,065	1,047
6.000%	1,700	1,752
6.500%	10,500	11,265
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	81	88
Series 2003-32 Class FH (Ê) 0.644% due 11/25/22	205	202
Series 2003-35 Class FY (Ê) 0.644% due 05/25/18	280	277
Series 2003-78 Class FI (Ê) 0.644% due 01/25/33	201	197
Series 2004-21 Class FL (Ê) 0.594% due 11/25/32	110	109
Series 2005-79 Class FC (Ê) 0.544% due 02/25/22	72	72
Series 2006-48 Class LG Zero coupon due 06/25/36	49	44
Series 2007-4 Class DF (Ê) 0.689% due 02/25/37	793	771
Series 2008-22 Class FD (Ê) 1.084% due 04/25/48	823	814
Series 2008-56 Class FD (Ê) 1.184% due 07/25/48	867	864
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	33	35
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 2.101% due 02/25/45	26	25
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 3.118% due 09/25/34	38	30
Series 2006-AA5 Class A2 (Ê) 6.471% due 09/25/36	119	15
Series 2006-FA3 Class A6 6.000% due 07/25/36	150	123
First Horizon Asset Securities, Inc. (Ê) Series 2004-AR6 Class 2A1 3.952% due 12/25/34	30	28
Series 2005-AR5 Class 3A1 5.531% due 10/25/35	84	73
Freddie Mac 6.000% due 2016	16	18
5.000% due 2018	457	486
5.000% due 2019	506	538
5.000% due 2020	920	975
5.500% due 2020	526	563
3.384% due 2030 (Ê)	1	1
5.000% due 2033	141	147
2.885% due 2034 (Ê)	66	67
5.000% due 2035	1,598	1,657
5.857% due 2036 (Ê)	89	93
5.900% due 2036 (Ê)	145	152

	Principal Amount ($) or Shares	Market Value $
5.966% due 2036 (Ê)	115	122
5.464% due 2037 (Ê)	111	117
5.500% due 2037	2,465	2,582
5.528% due 2037 (Ê)	362	381
5.682% due 2037 (Ê)	74	78
5.684% due 2037 (Ê)	490	517
5.709% due 2037 (Ê)	183	193
5.695% due 2037 (Ê)	154	163
5.800% due 2037 (Ê)	52	55
5.808% due 2037 (Ê)	161	170
5.884% due 2037 (Ê)	70	74
6.000% due 2037	1,286	1,361
5.000% due 2038	88	91
5.500% due 2038	7,806	8,176
6.000% due 2038	8,938	9,449
4.500% due 2039	100	101
5.000% due 2039	5,196	5,376
5.500% due 2039	53	56
6.000% due 2039	119	126
30 Year TBA (Ï) 4.500%	1,300	1,312
5.500%	1,000	1,043
6.000%	1,900	2,005
Freddie Mac REMICS Series 2000-226 Class F (Ê) 0.695% due 11/15/30	13	13
Series 2003-256 Class FJ (Ê) 0.645% due 02/15/33	101	99
Series 2003-262 Class AB 2.900% due 11/15/14	41	41
Series 2004-281 Class DF (Ê) 0.695% due 06/15/23	80	79
Series 2005-294 Class FA (Ê) 0.415% due 03/15/20	152	149
Series 2005-299 Class KF (Ê) 0.645% due 06/15/35	33	33
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	99	7
Series 2006-313 Class FP (Ê)(Å) Principal Only STRIP 0.000% due 04/15/36	65	63
Series 2007-330 Class FC (Ê) 0.643% due 07/15/34	706	680
Series 2007-330 Class GL (Ê)(Å) 17.829% due 04/15/37	31	32
Series 2007-333 Class BF (Ê) 0.395% due 07/15/19	230	226
Series 2007-333 Class FT (Ê)
0.395% due 08/15/19	461	452
Ginnie Mae I 6.000% due 2029	10	10
6.000% due 2038	268	284
5.000% due 2039	599	621
5.500% due 2039	908	954
30 Year TBA (Ï) 4.500%	3,525	3,577

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000%	4,180	4,325
5.500%	410	430
6.500%	5,000	5,308
Ginnie Mae II 4.375% due 2026	133	136
4.625% due 2027	9	9
3.750% due 2032	56	57
GMAC Mortgage Corp. Loan Trust (Ê) Series 2004-JR1 Class A6 0.694% due 12/25/33	55	44
Government National Mortgage Association (Ê) Series 1999-40 Class FE 0.795% due 11/16/29	80	80
Series 2000-29 Class F 0.745% due 09/20/30	16	16
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class A2 4.022% due 01/05/36	51	52
Series 2004-GG1 Class A7 5.317% due 06/10/36	465	471
Series 2006-GG7 Class A4 5.918% due 07/10/38	690	631
Series 2007-GG9 Class A4 5.444% due 03/10/39	315	279
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 5.553% due 04/10/38	320	289
Series 2006-GG8 Class AAB 5.535% due 11/10/39	200	194
GSR Mortgage Loan Trust (Ê) Series 2005-AR7 Class 6A1 5.237% due 11/25/35	216	191
Harborview Mortgage Loan Trust Series 2005-3 Class 2A1A (Ê) 0.485% due 06/19/35	1,521	811
Series 2005-4 Class 3A1 5.142% due 07/19/35	140	87
Series 2005-14 Class 3A1A (Ê) 5.313% due 12/19/35	72	55
Series 2005-16 Class 3A1A (Ê) 0.496% due 01/19/36	372	193
Indymac Index Mortgage Loan Trust (Ê) Series 2005-AR1 Class A1 5.268% due 09/25/35	584	403
Series 2006-AR2 Class A2 0.324% due 11/25/36	53	32
Series 2006-AR3 Class 2A1A 0.414% due 01/25/37	659	334
Series 2006-AR9 Class 1A1 5.629% due 06/25/36	716	370
Series 2007-AR5 Class 1A1 5.634% due 05/25/37	760	362
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A2 6.244% due 04/15/35	29	29

	Principal Amount ($) or Shares	Market Value $
Series 2004-LN2 Class A1 4.475% due 07/15/41	277	280
Series 2005-LDP Class A3A1 4.871% due 10/15/42	210	210
Series 2005-LDP Class A4 4.918% due 10/15/42	325	320
5.179% due 12/15/44	390	382
Series 2006-CB1 Class A4 5.552% due 05/12/45	220	204
Series 2006-LDP Class A3B 5.447% due 05/15/45	250	239
Series 2006-LDP Class A4 5.875% due 04/15/45	650	604
5.399% due 05/15/45	290	259
Series 2007-CB1 Class A4 5.440% due 06/12/47	1,200	1,031
5.746% due 02/12/49 (Ê)	340	291
Series 2007-LD1 Class A4 5.882% due 02/15/51	380	323
Series 2007-LD1 Class AM 6.062% due 02/15/51	100	71
Series 2007-LDP Class A3 5.420% due 01/15/49	1,525	1,286
JP Morgan Mortgage Trust (Ê) Series 2005-A1 Class 6T1 5.014% due 02/25/35	97	93
Series 2005-A5 Class TA1 5.424% due 08/25/35	854	821
Series 2007-A1 Class 2A2 4.069% due 07/25/35	583	528
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4 5.156% due 02/15/31	1,000	941
Series 2006-C3 Class A4 5.661% due 03/15/39	210	197
Series 2006-C4 Class A4 5.882% due 06/15/38	105	99
Series 2006-C7 Class A3 5.347% due 11/15/38	500	462
Series 2007-C2 Class AM 5.493% due 02/15/40	110	75
Series 2007-C6 Class A4 5.858% due 07/15/40	270	229
Lehman Mortgage Trust Series 2005-3 Class 1A3 (Ø) 5.500% due 01/25/36	456	384
Series 2006-8 Class 2A1 (Ê)(Ø) 0.664% due 12/25/36	758	377
Series 2007-8 Class 3A1 7.250% due 09/25/37	875	535
Lehman XS Trust (Ê)(Ø) Series 2007-7N Class 1A2 0.484% due 06/25/47	884	256
MASTR Alternative Loans Trust Series 2003-4 Class B1 (Ê) 5.704% due 06/25/33	170	108
Series 2004-10 Class 5A6 5.750% due 09/25/34	170	163

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MASTR Asset Securitization Trust (Ê) Series 2003-7 Class 4A35 0.644% due 09/25/33	111	103
Series 2004-4 Class 2A2 0.694% due 04/25/34	45	41
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.723% due 06/15/30	147	126
Merrill Lynch Floating Trust (Ê)(þ) Series 2006-1 Class A1 0.315% due 06/15/22	554	424
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.454% due 02/25/36	87	50
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	78
Series 2007-9 Class AM 5.856% due 09/12/17	215	147
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 1.326% due 04/25/29	29	17
Series 2005-3 Class 5A 0.494% due 11/25/35	55	38
Morgan Stanley Capital I Series 2005-HQ6 Class A4A 4.989% due 08/13/42	740	720
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	415	429
Series 2006-HQ1 Class A4 5.328% due 11/12/41	130	118
Series 2006-HQ1 Class AM 5.360% due 11/21/41	215	163
Series 2006-HQ8 Class A4 5.385% due 03/12/44	310	296
Series 2006-HQ9 Class A4 5.731% due 07/12/44	295	282
Series 2007-IQ1 Class A4 5.809% due 12/12/49	320	274
MortgageIT Trust (Ê) Series 2005-AR1 Class 1A1 0.494% due 11/25/35	406	217
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.644% due 02/25/34	26	24
Residential Accredit Loans, Inc. Series 2004-QS5 Class A6 (Ê) 0.844% due 04/25/34	45	31
Series 2004-QS8 Class A4 (Ê) 0.644% due 06/25/34	200	169
Series 2005-QA8 Class NB3 5.473% due 07/25/35	194	144
Series 2005-QO5 Class A1 (Ê) 1.758% due 01/25/46	1,995	1,090
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	545	404

	Principal Amount ($) or Shares	Market Value $
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	223	184
Series 2007-QH9 Class A1 (Ê) 6.514% due 11/25/37	928	426
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.694% due 02/25/34	233	191
Series 2007-A5 Class 2A3 6.000% due 05/25/37	105	82
Residential Funding Mortgage Securities I (Ê) Series 2003-S5 Class 1A2 0.694% due 11/25/18	118	117
Series 2003-S14 Class A5 0.644% due 07/25/18	131	94
Series 2003-S20 Class 1A7 0.744% due 12/25/33	15	15
Series 2005-SA4 Class 2A1 5.211% due 09/25/35	556	448
Series 2006-SA4 Class 2A1 6.100% due 11/25/36	360	236
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 0.595% due 10/19/26	53	42
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2004-5 Class 3A1 3.536% due 05/25/34	118	99
Series 2004-12 Class 3A2 3.385% due 09/25/34	54	44
Series 2004-16 Class 3A1 4.220% due 11/25/34	207	170
Series 2005-21 Class 7A1 6.007% due 11/25/35	1,088	793
Series 2006-12 Class 2A1 5.853% due 01/25/37	729	485
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.495% due 07/19/35	153	116
Series 2006-AR2 Class A1 0.474% due 02/25/36	508	292
Series 2006-AR8 Class A1A 0.444% due 10/25/36	704	335
Series 2007-AR6 Class A1 2.257% due 08/25/47	891	410
Structured Asset Securities Corp. Series 2004-21X Class 1A3 4.440% due 12/25/34	67	66
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 0.924% due 04/25/43	61	52
Series 2006-5 Class A1 0.364% due 09/25/46	745	713
Series 2006-6 Class A1 0.354% due 11/25/46	101	95
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 5.209% due 10/15/44	1,000	997

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	90	54
Series 2007-OA1 Class 2A (Ê) 0.964% due 12/25/46	671	255
Washington Mutual Mortgage Pass Through Certificates (Ê) Series 2003-S9 Class A2 0.794% due 10/25/33	198	195
Series 2004-AR3 Class A2 3.134% due 06/25/34	118	111
Series 2005-AR1 Class 1A1 4.824% due 10/25/35	190	155
Series 2005-AR1 Class A1A1 0.534% due 10/25/45	32	17
0.504% due 11/25/45	797	477
0.514% due 12/25/45	387	234
Series 2005-AR6 Class B3 0.904% due 04/25/45 (Å)	195	8
Series 2006-AR1 Class 3A1A 1.677% due 09/25/46	690	324
Series 2006-AR2 Class 1A1 5.277% due 03/25/37	639	477
Series 2007-HY3 Class 4B1 5.319% due 03/25/37	124	12
Series 2007-HY4 Class 1A1 5.453% due 04/25/37	133	81
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	336	291
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	253	193
Series 2007-8 Class 1A16 6.000% due 07/25/37	293	242
Series 2007-10 Class 2A5 6.250% due 07/25/37	133	120

		176,613

Municipal Bonds - 1.1%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	448
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	110
Los Angeles Unified School District General Obligation Unlimited (µ) 4.500% due 07/01/22	400	416
New York City Municipal Water Finance Authority Revenue Bonds 4.750% due 06/15/37	400	413
North Carolina Turnkpike Authority Revenue Bonds 6.700% due 01/01/39	100	107
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	103

	Principal Amount ($) or Shares		Market Value $
State of California General Obligation Unlimited 7.500% due 04/01/34		400	439
5.650% due 04/01/39 (Ê)		100	105
7.550% due 04/01/39		750	834
State of Louisiana Revenue Bonds (Ê) 3.000% due 05/01/43		400	402
Tennessee Valley Authority 5.500% due 07/18/17		200	224
University of California Revenue Bonds 6.270% due 05/15/31		400	418

			4,019

Non-US Bonds - 0.8%
Brazilian Government International Bond 12.500% due 01/05/22	BRL	300	186
Federative Republic of Brazil 10.250% due 01/10/28	BRL	1,400	759
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	200	299
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.496% due 10/15/12	EUR	125	159
Impress Holdings BV (Ê) Series REGS 4.121% due 09/15/13	EUR	125	171
Mexico Government International Bond 6.050% due 01/11/40	MXN	100	100
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	100	148
2.875% due 09/22/14 (þ)	EUR	1,200	1,202

			3,024

United States Government Agencies - 0.7%
Fannie Mae (Ñ) 5.000% due 05/11/17		600	663
Federal Home Loan Banks 4.500% due 09/13/19		1,100	1,135
Federal Home Loan Mortgage Corp. 5.300% due 12/01/15		600	672

			2,470

United States Government Treasuries - 10.0%
United States Treasury Principal Principal Only STRIP Zero coupon due 05/15/20		600	401
Zero coupon due 08/15/20 (Ñ)		1,400	922
Zero coupon due 05/15/21 (Ñ)		100	63
Zero coupon due 11/15/21 (Ñ)		1,938	1,191
Zero coupon due 11/15/26 (Ñ)		1,100	533
Zero coupon due 11/15/27 (Ñ)		1,130	525
United States Treasury Inflation Indexed Bonds
1.625% due 01/15/15		902	919

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.000% due 01/15/16 (Ñ)	1,696	1,760
2.500% due 07/15/16 (Ñ)	427	457
2.000% due 01/15/26 (Ñ)	326	325
1.750% due 01/15/28 (Ñ)	3,169	3,037
United States Treasury Notes 0.875% due 12/31/10	200	201
0.875% due 02/28/11	100	100
0.875% due 03/31/11	100	100
0.875% due 05/31/11 (Ñ)	1,400	1,403
1.000% due 08/31/11 (Ñ)	11,800	11,821
1.000% due 09/30/11	500	500
2.625% due 06/30/14 (Ñ)	605	616
3.000% due 09/30/16	4,900	4,920
5.375% due 02/15/31 (Ñ)	1,000	1,188
4.375% due 02/15/38 (Ñ)	500	527
3.500% due 02/15/39 (Ñ)	400	362
4.250% due 05/15/39 (Ñ)	2,700	2,793
4.500% due 08/15/39 (Ñ)	2,400	2,588

		37,252

Total Long-Term Investments (cost $355,588)		347,121

Preferred Stocks - 0.2%
Consumer Discretionary - 0.1%
Motors Liquidation Co.	80,000	287

Financial Services - 0.1%
DG Funding Trust (Æ)(Å)	49	417

Total Preferred Stocks (cost $766)		704

Short-Term Investments - 10.8%
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	35	36
Bank of America Corp. (Ê) 0.591% due 11/06/09	100	100
Bear Stearns Cos. LLC (The)(Ê) 0.910% due 07/19/10	600	601
BNP Paribas Financial, Inc. Zero coupon due 11/23/09	640	640
Zero coupon due 11/25/09	1,175	1,175
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	200	201
Citigroup, Inc. (Ê) 0.313% due 12/28/09	400	399
COX Communications, Inc. 4.625% due 01/15/10	350	353
DnB NOR Bank ASA (Ê)(þ) 0.580% due 10/13/09	1,000	1,000
Enterprise Products Operating LLC 4.950% due 06/01/10	125	127
Federal National Mortgage Association Discount Notes (ç)(ž) Zero coupon due 10/16/09	250	250

	Principal Amount ($) or Shares	Market Value $
Ford Motor Credit Co. LLC 7.875% due 06/15/10	200	201
Freddie Mac Discount Notes (ç)(ž) Zero coupon due 11/02/09	450	450
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10	125	128
HSBC Finance Corp. (Ê)
0.714% due 05/10/10	100	100
0.564% due 10/21/09	100	100
KeyBank North America (Ê) Series BKNT 2.598% due 06/02/10	300	299
Korea Development Bank (Ê) 0.424% due 04/03/10	900	890
Lehman Brothers Holdings, Inc. (Ø)
2.889% due 12/23/09	600	101
2.951% due 05/25/10	200	34
Merrill Lynch & Co., Inc. (Ê) 0.410% due 12/04/09	200	200
Metropolitan Life Global Funding I (Ê)(þ) 0.480% due 05/17/10	400	399
Morgan Stanley 2.550% due 05/14/10 (Ê)	400	404
Series MTN (Ê) 0.374% due 01/15/10	300	300
Nationwide Life Global Funding I (Ê)(þ) 0.631% due 05/19/10	1,300	1,278
Russell Investment Company Russell Money Market Fund	26,084,000	26,084
SLM Corp. (Ê) 0.442% due 07/26/10	50	47
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	5	5
Sprint Nextel Corp. (Ê) 0.683% due 06/28/10	350	340
Sun Life Financial Global Funding, LP (Ê)(þ) 0.528% due 07/06/10	700	691
UBS AG (Ê) 1.392% due 05/05/10	700	701
United States Treasury Bills (ç)(§)(ž) 0.172% due 11/19/09	155	155
0.132% due 12/10/09	11,110	1,110
0.142% due 12/10/09 (Ñ)	265	265
0.108% due 12/17/09 (Ñ)	785	785
0.183% due 03/25/10	20	20
0.183% due 04/01/10	8	8

Total Short-Term Investments (cost $40,612)		39,977

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Repurchase Agreements - 1.9%
Agreement with JPMorgan Chase Securities and PIMCO (Tri-Party) of $7,200 dated September 30, 2009 at 0.030% to be repurchased at $7,200 on October 1, 2009 collateralized by: $6,846 par United States Treasury Obligations, valued at $7,293	7,200	7,200

Total Repurchase Agreements (cost $7,200)		7,200

Other Securities - 7.9%
State Street Securities Lending Quality Trust (×)	29,691,729	29,471

Total Other Securities (identified cost $29,692)		29,471

Total Investments - 114.4% (identified cost $433,858)		424,473

Other Assets and Liabilities, Net - (14.4%)		(53,580)

Net Assets - 100.0%		370,893

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures	3	EUR	744	12/09	—
Euribor Futures	6	EUR	1,486	03/10	—
Euro-Bund Futures (Germany)	13	EUR	1,584	12/09	12
Eurodollar Futures (CME)	13	USD	3,239	11/09	1
Eurodollar Futures (CME)	124	USD	30,885	12/09	355
Eurodollar Futures (CME)	28	USD	6,957	03/10	154
Eurodollar Futures (CME)	22	USD	5,447	06/10	41
Eurodollar Futures (CME)	4	USD	986	09/10	9
Eurodollar Futures (CME)	25	USD	6,140	12/10	18
Three Month Short Sterling Interest Rate Futures (UK)	1	GBP	124	12/09	—
Three Month Short Sterling Interest Rate Futures (UK)	2	GBP	248	03/10	—
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	493	06/10	—
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	491	09/10	—
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	488	12/10	—
Three Month Short Sterling Interest Rate Futures (UK)	2	GBP	243	03/11	—
United States Treasury 2 Year Notes	59	USD	12,801	12/09	52
United States Treasury 5 Year Notes	71	USD	8,243	12/09	106
United States Treasury 10 Year Notes	268	USD	31,712	12/09	431
United States Treasury 30 Year Bond	45	USD	5,462	12/09	67

Short Positions
Euro-Bobl Futures (Germany)	11	EUR	1,271	12/09	(5)
Japanese 10 Year Mini Bond (Japan)	5	JPY	696,700	12/09	(32)
Long Gilt Bond (UK)	17	GBP	2,016	12/09	(19)
United States Treasury 5 Year Notes	55	USD	6,385	12/09	(30)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,160

See accompanying notes which are an integral part of this quarterly report.

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 2.950% Nov 2009 0.00 Call (1)	USD	10,700	(69)
USD Three Month LIBOR/USD 3.000% Nov 2009 0.00 Call (1)	USD	3,000	(9)
USD Three Month LIBOR/USD 3.420% Nov 2009 0.00 Put (1)	USD	4,000	(6)
USD Three Month LIBOR/USD 3.750% Nov 2009 0.00 Put (1)	USD	2,000	(1)
USD Three Month LIBOR/USD 5.000% Jun 2010 0.00 Put (2)	USD	4,000	(15)
USD Three Month LIBOR/USD 5.500% Aug 2010 0.00 Put (3)	USD	17,000	(73)

United States Treasury Notes
10 Year Futures
Nov 2009 121.00 Call (3)	USD	3	(1)
Nov 2009 115.00 Put (3)	USD	3	(1)

Total Liability for Options Written (premiums received $353)			(175)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	224	AUD	258	11/05/09	4
USD	259	AUD	316	12/16/09	18
USD	276	AUD	320	12/16/09	5
USD	132	BRL	238	10/02/09	4
USD	149	CAD	161	10/29/09	3
USD	205	CNY	1,400	11/30/09	—
USD	206	CNY	1,400	01/12/10	(1)
USD	140	EUR	95	12/16/09	(1)
USD	551	EUR	379	12/16/09	3
USD	577	EUR	398	12/16/09	6
USD	668	EUR	469	12/16/09	18
USD	7	GBP	5	10/01/09	—
USD	957	GBP	591	12/16/09	(13)
USD	275	JPY	25,582	12/16/09	10
USD	279	JPY	25,456	12/16/09	5
USD	328	JPY	29,673	12/16/09	3
USD	13	KRW	16,078	11/18/09	1
USD	13	KRW	16,094	11/18/09	1
USD	26	KRW	32,331	11/18/09	1
USD	275	KRW	329,175	11/18/09	4
USD	28	MXN	377	11/27/09	—
USD	28	MXN	377	11/27/09	—
USD	12	MYR	42	11/12/09	—
USD	13	MYR	46	11/12/09	—
USD	26	MYR	92	11/12/09	—
USD	419	NOK	2,446	12/16/09	3
USD	1,081	NZD	1,597	12/16/09	66
USD	549	SEK	3,877	12/16/09	7
USD	13	SGD	19	11/18/09	—
USD	13	SGD	19	11/18/09	—
USD	26	SGD	38	11/18/09	1
USD	28	SGD	40	11/18/09	—
USD	26	TWD	849	11/16/09	1
USD	26	TWD	852	11/16/09	1
AUD	323	EUR	189	12/16/09	(8)
AUD	323	EUR	189	12/16/09	1
AUD	334	EUR	193	12/16/09	(18)
AUD	334	EUR	193	12/16/09	8
BRL	238	USD	118	10/02/09	(16)
BRL	238	USD	131	11/04/09	(3)
BRL	82	USD	44	01/19/10	(1)
CAD	152	AUD	162	12/16/09	(2)
CAD	152	AUD	162	12/16/09	2
CAD	305	EUR	190	12/16/09	—
CAD	305	EUR	190	12/16/09	(6)
CHF	802	USD	753	12/16/09	(22)
CNY	1,400	USD	205	11/30/09	—
EUR	192	AUD	325	12/16/09	4
EUR	192	AUD	325	12/16/09	—
EUR	97	CAD	153	12/16/09	2
EUR	97	CAD	153	12/16/09	(1)
EUR	116	CAD	182	12/16/09	5
EUR	116	CAD	182	12/16/09	(5)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	155	CAD	240	12/16/09	7
EUR	155	CAD	240	12/16/09	(9)
EUR	191	CAD	301	12/16/09	2
EUR	191	CAD	301	12/16/09	—
EUR	192	CHF	291	12/16/09	—
EUR	192	CHF	291	12/16/09	—
EUR	115	GBP	105	12/16/09	(2)
EUR	115	GBP	105	12/16/09	—
EUR	115	NOK	976	12/16/09	(1)
EUR	115	NOK	976	12/16/09	2
EUR	190	NOK	1,641	12/16/09	(7)
EUR	190	NOK	1,641	12/16/09	12
EUR	95	NZD	199	12/16/09	1
EUR	95	NZD	199	12/16/09	2
EUR	154	NZD	314	12/16/09	(1)
EUR	154	NZD	314	12/16/09	1
EUR	95	SEK	957	12/16/09	(3)
EUR	95	SEK	957	12/16/09	2
EUR	96	SEK	977	12/16/09	(1)
EUR	96	SEK	977	12/16/09	—
EUR	1	USD	2	10/01/09	—
EUR	392	USD	562	10/08/09	(12)
EUR	469	USD	672	10/08/09	(15)
EUR	256	USD	364	12/16/09	(11)
EUR	380	USD	557	12/16/09	1
GBP	168	EUR	188	12/16/09	9
GBP	168	EUR	188	12/16/09	(2)
GBP	258	EUR	285	12/16/09	(3)
GBP	258	EUR	285	12/16/09	8
GBP	170	USD	281	10/16/09	9
GBP	126	USD	210	10/28/09	9
JPY	15,247	CAD	177	12/16/09	(6)
JPY	15,247	CAD	177	12/16/09	1
JPY	150	USD	2	10/01/09	—
JPY	11	USD	—	10/20/09	—
JPY	171,319	USD	1,827	12/16/09	(82)
NOK	1,641	EUR	188	12/16/09	(16)
NOK	1,641	EUR	188	12/16/09	8
NZD	395	AUD	322	12/16/09	(14)
NZD	395	AUD	322	12/16/09	12
NZD	389	EUR	189	12/16/09	(1)
NZD	389	EUR	189	12/16/09	(2)
NZD	595	EUR	288	12/16/09	(1)
NZD	595	EUR	288	12/16/09	(5)
NZD	406	USD	273	12/16/09	(19)
SEK	1,904	EUR	189	12/16/09	(1)
SEK	1,904	EUR	189	12/16/09	4
SEK	1,179	NOK	982	12/16/09	(1)
SEK	1,179	NOK	982	12/16/09	2

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(33)

See accompanying notes which are an integral part of this quarterly report.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	2,100	3.000%	Three Month LIBOR	12/16/10	45
Bank of America	USD	400	4.000%	Three Month LIBOR	12/16/19	15
Bank of America	USD	10,100	4.955%	Three Month LIBOR	08/13/17	342
Bank of America	USD	500	Three Month LIBOR	4.000%	12/17/29	(6)
Bank of America	USD	700	Three Month LIBOR	3.750%	12/16/24	7
Bank of America	USD	1,900	Three Month LIBOR	3.250%	12/16/16	(3)
Bank of America	USD	1,900	Three Month LIBOR	3.250%	12/16/16	(3)
Bank of America	USD	2,200	Three Month LIBOR	3.250%	12/16/16	(3)
Bank of America	USD	2,300	Three Month LIBOR	3.250%	12/16/16	(4)
Bank of America	USD	3,900	Three Month LIBOR	3.250%	12/16/16	(6)
Bank of America	USD	5,700	Three Month LIBOR	5.078%	08/13/22	(322)
Barclays	USD	2,900	3.450%	Three Month LIBOR	08/05/11	119
Barclays	USD	1,500	4.000%	Three Month LIBOR	06/17/11	74
Barclays	USD	144	Three Month LIBOR	4.524%	11/15/21	(12)
Barclays	USD	146	Three Month LIBOR	4.420%	11/15/21	(10)
Barclays	USD	266	Three Month LIBOR	4.540%	11/15/21	(23)
Barclays	USD	530	Three Month LIBOR	4.633%	11/15/21	(53)
BNP Paribas	EUR	300	4.500%	Six Month EURIBOR	03/18/14	35
Citibank	CAD	1,500	5.700%	Three Month LIBOR	12/18/24	17
Deutshce Bank	EUR	500	2.090%	Consumer Price Index (France)	10/15/10	29
Deutshce Bank	USD	5,700	2.250%	Three Month LIBOR	12/17/12	23
Deutshce Bank	KRW	416,000	2.820%	Korean Interbank Offer Rate	01/28/11	(4)
Deutshce Bank	KRW	467,700	3.620%	Korean Interbank Offer Rate	07/06/11	(2)
Deutshce Bank	KRW	781,412	3.626%	Korean Interbank Offer Rate	07/07/11	(4)
Deutshce Bank	KRW	1,120,000	3.693%	Korean Interbank Offer Rate	06/26/11	(4)
Deutshce Bank	KRW	200,000	3.870%	Korean Interbank Offer Rate	06/12/11	-
Deutshce Bank	AUD	200	4.500%	Three Month BBSW	06/15/11	(2)
Deutshce Bank	USD	4,800	4.568%	Three Month LIBOR	09/04/17	81
Deutshce Bank	GBP	100	5.000%	Six Month LIBOR	03/18/14	13
Deutshce Bank	USD	300	Three Month LIBOR	3.750%	12/16/24	3
Deutshce Bank	USD	400	Three Month LIBOR	3.000%	12/16/14	(4)
Deutshce Bank	USD	2,200	Three Month LIBOR	3.250%	12/16/16	(3)
Deutshce Bank	USD	2,800	Three Month LIBOR	4.710%	09/04/22	(78)
Goldman	GBP	100	5.250%	Six Month LIBOR	03/18/14	14
Goldman	BRL	400	10.835%	Brazil Interbank Deposit Rate	01/02/12	(6)
HSBC	GBP	300	5.000%	Six Month LIBOR	09/17/13	37
JP Morgan	KRW	405,000	2.830%	Korean Interbank Offer Rate	01/28/11	(4)
JP Morgan	USD	1,500	3.450%	Three Month LIBOR	08/05/11	62
JP Morgan	KRW	371,651	3.660%	Korean Interbank Offer Rate	07/08/11	(2)
JP Morgan	KRW	1,100,000	3.720%	Korean Interbank Offer Rate	06/22/11	(3)
JP Morgan	KRW	350,000	3.900%	Korean Interbank Offer Rate	06/15/11	—
JP Morgan	USD	400	Three Month LIBOR	3.750%	12/16/24	4
JP Morgan	USD	600	Three Month LIBOR	3.500%	12/16/19	3
JP Morgan	USD	600	Three Month LIBOR	3.750%	12/16/24	6
JP Morgan	USD	1,700	Three Month LIBOR	3.250%	12/16/16	(3)
Merrill Lynch	USD	3,700	3.450%	Three Month LIBOR	08/05/11	152
Merrill Lynch	BRL	100	11.360%	Brazil Interbank Deposit Rate	01/04/10	—
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	7
Merrill Lynch	BRL	200	12.948%	Brazil Interbank Deposit Rate	01/04/10	4
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	4
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	14
Morgan Stanley	USD	1,500	3.000%	Three Month LIBOR	02/04/11	43
Morgan Stanley	USD	5,400	3.000%	Three Month LIBOR	12/16/10	115
Morgan Stanley	USD	5,100	3.450%	Three Month LIBOR	08/05/11	210

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Morgan Stanley	USD	1,100	4.000%	Three Month LIBOR	06/17/11	54
Morgan Stanley	USD	1,500	4.000%	Three Month LIBOR	12/16/19	57
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	2
Royal Bank of Scotland	USD	700	3.450%	Three Month LIBOR	08/05/11	29
Royal Bank of Scotland	USD	2,300	3.600%	Three Month LIBOR	07/07/11	99
Royal Bank of Scotland	USD	700	4.000%	Three Month LIBOR	12/16/14	39
Royal Bank of Scotland	GBP	200	5.250%	Six Month LIBOR	03/18/14	29
Royal Bank of Scotland	GBP	610	3.500%	Six Month LIBOR	12/16/14	5
UBS	USD	1,200	3.000%	Three Month LIBOR	12/16/11	34
UBS	AUD	2,900	4.500%	Three Month LIBOR	06/15/11	(22)
UBS	AUD	1,600	6.000%	Six Month BBSW	09/15/12	5
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(10)
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	3

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $759						1,238

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Arrow Electronics, Inc.	Citigroup	0.664%	USD	135	(0.820%	)	03/20/14	(1)
Centex Corp.	Deutsche Bank	0.713%	USD	325	(4.400%	)	12/20/13	(48)
Citigroup, Inc.	Barclays Bank PLC	31.986%	USD	600	5.650%		03/20/13	(211)
Citigroup, Inc.	JP Morgan	31.986%	USD	200	5.170%		03/20/13	(72)
Darden Restaurants, Inc.	Deutsche Bank	1.202%	USD	400	(2.205%	)	03/20/14	(18)
Dr Horton Inc.	Citigroup	1.849%	USD	100	(1.750%	)	09/20/16	5
Dr Horton Inc.	Deutsche Bank	1.849%	USD	80	(1.000%	)	09/20/16	4
Dr Horton Inc.	Goldman Sachs	1.849%	USD	80	(1.000%	)	09/20/16	4
Ford Motor Credit Co.	Barclays Bank PLC	5.493%	USD	1,000	6.150%		09/20/12	18
Ford Motor Credit Co.	Goldman Sachs	5.493%	USD	600	5.850%		09/20/12	6
Ford Motor Credit Co.	JP Morgan	6.272%	USD	200	5.000%		12/20/09	(1)
Gaz Capital for Gazprom	Barclays Bank PLC	2.696%	USD	300	1.600%		12/20/12	(10)
Gaz Capital for Gazprom	Morgan Stanley	2.728%	USD	100	2.180%		02/20/13	(2)
Gaz Capital for Gazprom	Morgan Stanley	2.728%	USD	1,000	2.480%		02/20/13	(8)
GE Capital Corp.	Banque National De Paris	1.280%	USD	400	1.100%		12/20/09	—
Golf Entertainment Inc.	Citigroup	1.915%	USD	200	4.000%		12/20/13	16
Golf Entertainment Inc.	Deutsche Bank	1.280%	USD	100	5.000%		12/20/09	1
Golf Entertainment Inc.	Deutsche Bank	1.915%	USD	100	4.900%		12/20/13	12
Hewelett-Packard Co.	Citigroup	0.214%	USD	135	(0.720%	)	03/20/14	(3)
Home Depot, Inc.	Citigroup	0.623%	USD	340	(3.250%	)	03/20/14	(38)
KB Home	Citigroup	2.300%	USD	100	(1.000%	)	09/20/16	7
Kohl’s Corp.	Deutsche Bank	0.957%	USD	125	(1.000%	)	12/20/14	—
Kohl’s Corp.	Morgan Stanley	0.957%	USD	125	(1.000%	)	12/20/14	—
Lowe’s Companies, Inc.	Citigroup	0.638%	USD	340	(1.450%	)	03/20/14	(11)
Mexico Government International Bond	Morgan Stanley	1.019%	USD	100	0.750%		01/20/12	(1)
Nordstrom, Inc.	Deutsche Bank	1.502%	USD	215	(2.100%	)	03/20/14	(5)
Pulte Homes, Inc.	Goldman Sachs	1.578%	USD	725	(1.000%	)	09/20/16	25
SLM Corp.	Citigroup	9.215%	USD	200	4.850%		03/20/13	(23)
Target Corp.	Credit Suisse	0.705%	USD	125	(1.000%	)	12/20/14	(2)
Target Corp.	Credit Suisse	1.328%	USD	255	(1.000%	)	09/20/16	5
Target Corp.	Deutsche Bank	0.705%	USD	125	(1.000%	)	12/20/14	(2)

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($26)								(353)

See accompanying notes which are an integral part of this quarterly report.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	1,300	0.760%		01/25/38	(872)
ABX - HE Index for Sub-Prime Home Equity Sector	Citigroup	USD	618	0.170%		05/25/46	(556)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,300	0.090%		08/25/37	(898)
CMBX AJ Index	Barclays Bank PLC	USD	100	(0.840%	)	10/12/52	22
CMBX AJ Index	Barclays Bank PLC	USD	340	(0.840%	)	10/12/52	76
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	81
CMBX AJ Index	Credit Suisse	USD	2,050	(0.840%	)	10/12/52	459
CMBX AJ Index	Deutsche Bank	USD	3,000	(1.500%	)	12/20/13	(25)
CMBX AJ Index	Deutsche Bank	USD	3,000	(1.500%	)	12/20/13	(25)
CMBX AJ Index	Deutsche Bank	USD	1,400	(1.000%	)	12/20/14	1
CMBX AJ Index	JP Morgan	USD	1,000	(3.870%	)	03/20/14	(99)
Dow Jones CDX Index	Deutsche Bank	USD	778	0.708%		12/20/12	12
Dow Jones CDX Index	Deutsche Bank	USD	94	(5.000%	)	06/20/14	6
Dow Jones CDX Index	Goldman Sachs	USD	500	(1.000%	)	06/20/14	2
Dow Jones CDX Index	Goldman Sachs	USD	194	0.548%		12/20/17	3
Dow Jones CDX Index	JP Morgan	USD	389	0.553%		12/20/17	5

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($616)							(1,808)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($642)							(2,161)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — September 30, 2009 (Unaudited)

Amounts in thousands (except Level 3 reconciliation)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Asset-Backed Securities	$—	$15,951	$288	$16,239	4.4
Corporate Bonds and Notes	—	83,672	—	83,672	22.6
International Debt	—	22,297	66	22,363	6.0
Loan Agreements	—	1,468	1	1,469	0.4
Mortgage-Backed Securities	—	176,613	—	176,613	47.6
Municipal Bonds	—	4,019	—	4,019	1.1
Non-US Bonds	—	3,024	—	3,024	0.8
United States Government Agencies	—	2,470	—	2,470	0.7
United States Government Treasuries	—	37,252	—	37,252	10.0
Preferred Stocks	704	—	—	704	0.2
Short-Term Investments	26,084	13,893	—	39,977	10.8
Repurchase Agreement	—	7,200	—	7,200	1.9
Other Securities	—	29,471	—	29,471	7.9

Total Investments	26,788	397,330	355	424,473	114.4

Other Assets and Liabilities, Net					(14.4)

					100.0

Futures Contracts	1,160	—	—	1,160	0.3
Options Written	(2)	(173)	—	(175)	(—	)*
Foreign Currency Exchange Contracts	1	(34)	—	(33)	(—	)*
Interest Rate Swap Contracts	—	415	64	479	0.1
Credit Default Swap Contracts	—	(1,519)	—	(1,519)	(0.4)

Total Other Financial Instruments**	1,159	(1,311)	64	(88)	(—	)*

Total	$27,947	$396,019	$419	$424,385

*	Less than .05% of net assets.

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

Level 3 Reconciliation

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending September 30, 2009 were as follows:

Balance as of 01/01/09	$3,687,314
Accrued discounts/(premiums)	61,258
Realized gain/(loss)	53,014
Net changes in unrealized appreciation/(depreciation) from investments still held as of 09/30/09	642,914
Net purchases (sales)	(2,685,588)
Net transfers in and/or out of Level 3	(1,340,459)

Balance as of 09/30/09	$418,453

See accompanying notes which are an integral part of this quarterly report.

48	Core Bond Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.8%
Diversified - 9.5%
Agile Property Holdings, Ltd.	123,000	145
British Land Co. PLC (ö)	79,611	605
Canadian Real Estate Investment Trust (ö)	4,831	116
CapitaLand, Ltd.	190,500	503
Castellum AB	6,465	63
Cousins Properties, Inc. (ö)	123,076	1,019
Dexus Property Group (ö)	419,966	313
Gecina SA (ö)	1,801	215
GPT Group (ö)	1,023,640	619
Hang Lung Properties, Ltd. - ADR	134,000	494
Henderson Land Development Co., Ltd.	87,336	575
Hysan Development Co., Ltd.	115,460	289
ICADE (ö)	1,943	208
Keppel Land, Ltd.	153,500	299
Land Securities Group PLC (ö)	44,402	443
Lexington Realty Trust (ö)(Ñ)	59,802	305
London & Stamford Property, Ltd.	41,589	85
Mirvac Group (ö)	369,003	547
Mitsubishi Estate Co., Ltd.	87,000	1,368
Mitsui Fudosan Co., Ltd.	89,100	1,508
New World Development, Ltd.	195,000	420
Sponda OYJ (Æ)	49,198	195
Stockland (ö)	240,181	864
Sun Hung Kai Properties, Ltd.	126,606	1,866
Tokyo Tatemono Co., Ltd.	38,000	186
Unibail-Rodamco SE (ö)	5,513	1,145
Vornado Realty Trust (ö)(Ñ)	292,646	18,849
Washington Real Estate Investment Trust (ö)(Ñ)	88,373	2,545
Wihlborgs Fastigheter AB	6,164	114

		35,903

Free Standing Retail - 1.0%
National Retail Properties, Inc. (ö)(Ñ)	139,400	2,993
Realty Income Corp. (ö)(Ñ)	24,500	628

		3,621

Health Care - 11.6%
Brookdale Senior Living, Inc.	106,842	1,937
HCP, Inc. (ö)(Ñ)	333,528	9,586
Health Care REIT, Inc. (ö)	201,983	8,406
Nationwide Health Properties, Inc. (ö)	331,256	10,266
Omega Healthcare Investors, Inc. (ö)	219,526	3,517
Senior Housing Properties Trust (ö)	143,690	2,746
Ventas, Inc. (ö)	202,290	7,788

		44,246

Industrial - 5.2%
AMB Property Corp. (ö)(Ñ)	126,048	2,893
DCT Industrial Trust, Inc. (ö)(Ñ)	857,364	4,381
EastGroup Properties, Inc. (ö)	69,170	2,644
First Potomac Realty Trust (ö)	95,500	1,104
Goodman Group (ö)	766,330	449

	Principal Amount ($) or Shares	Market Value $
ProLogis (ö)(Ñ)	646,218	7,703
Segro PLC (ö)	65,596	385

		19,559

Lodging/Resorts - 5.1%
DiamondRock Hospitality Co. (Æ)(ö)	110,400	894
Gaylord Entertainment Co. (Æ)(Ñ)	42,964	864
Hospitality Properties Trust (ö)	107,381	2,187
Host Hotels & Resorts, Inc. (ö)	952,098	11,206
LaSalle Hotel Properties (ö)(Ñ)	92,970	1,828
Orient-Express Hotels, Ltd. Class A (Ñ)	95,763	1,102
Shangri-La Asia, Ltd.	5,000	10
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	43,530	1,438

		19,529

Mixed Industrial/Office - 3.1%
Liberty Property Trust (ö)	250,387	8,145
PS Business Parks, Inc. (ö)	71,556	3,672

		11,817

Office - 13.0%
Alexandria Real Estate Equities, Inc. (ö)	38,600	2,098
BioMed Realty Trust, Inc. (ö)	196,695	2,714
Boston Properties, Inc. (ö)	211,383	13,856
Brandywine Realty Trust (ö)	100,150	1,106
Brookfield Properties Corp. (Ñ)	135,879	1,530
CapitaCommercial Trust (Æ)(ö)	184,000	136
Commonwealth Property Office Fund (ö)	457,321	383
Corporate Office Properties Trust SBI MD (ö)	87,300	3,220
DA Office Investment Corp. Class A (ö)	29	95
Derwent London PLC (ö)	14,942	291
Douglas Emmett, Inc. (ö)(Ñ)	42,308	520
Great Portland Estates PLC (ö)	42,164	178
Highwoods Properties, Inc. (ö)	73,300	2,305
Hongkong Land Holdings, Ltd.	148,300	645
HRPT Properties Trust (ö)	360,700	2,713
ING Office Fund (ö)	607,889	300
Japan Prime Realty Investment Corp. Class A (ö)	77	187
Kenedix Realty Investment Corp. Class A (ö)	27	101
Kilroy Realty Corp. (ö)(Ñ)	206,416	5,726
Mack-Cali Realty Corp. (ö)	149,179	4,823
NTT Urban Development Corp.	112	103
SL Green Realty Corp. (ö)(Ñ)	147,424	6,465

		49,495

Regional Malls - 13.0%
Aeon Mall Co., Ltd.	13,600	283
BR Malls Participacoes SA (Æ)	36,725	433
Glimcher Realty Trust (ö)	23,652	87
Macerich Co. (The) (ö)(Ñ)	265,292	8,046
Simon Property Group, Inc. (ö)	544,125	37,779

Real Estate Securities Fund	49

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taubman Centers, Inc. (ö)(Ñ)	21,100	761
Westfield Group (ö)	153,120	1,878

		49,267

Residential - 15.0%
American Campus Communities, Inc. (ö)	154,786	4,156
Apartment Investment & Management Co. Class A (ö)	51,243	756
AvalonBay Communities, Inc. (ö)	160,270	11,656
Boardwalk Real Estate Investment Trust (ö)	8,120	292
BRE Properties, Inc. Class A (ö)	20,529	643
Camden Property Trust (ö)	226,698	9,136
China Overseas Land & Investment, Ltd.	180,200	390
China Resources Land, Ltd.	201,000	440
Equity Lifestyle Properties, Inc. (ö)	84,726	3,625
Education Realty Trust, Inc. (ö)	89,816	533
Equity Residential (ö)	520,008	15,964
Essex Property Trust, Inc. (ö)(Ñ)	75,100	5,977
Mid-America Apartment Communities, Inc. (ö)	27,719	1,251
MRV Engenharia e Participacoes SA	8,957	172
Post Properties, Inc. (ö)	21,355	384
UDR, Inc. (ö)	95,476	1,503

		56,878

Self Storage - 6.3%
Big Yellow Group PLC (Æ)(ö)	14,322	86
Extra Space Storage, Inc. (ö)(Ñ)	204,200	2,155
Public Storage (ö)	271,091	20,397
Sovran Self Storage, Inc. (ö)	25,081	763
U-Store-It Trust (ö)	102,438	640

		24,041

Shopping Centers - 7.4%
Acadia Realty Trust (ö)	80,824	1,218
Alexander’s, Inc. (ö)	891	264
CapitaMall Trust (Æ)(ö)	46,000	60
Citycon Oyj	24,909	106
Corio NV (ö)	3,451	238
Developers Diversified Realty Corp. (ö)	164,600	1,521
Federal Realty Investment Trust (ö)(Ñ)	156,091	9,579
Hammerson PLC (ö)	59,232	373
Inland Real Estate Corp. (ö)(Ñ)	82,559	723
Japan Retail Fund Investment Corp. Class A (ö)	3	16
Kimco Realty Corp. (ö)	347,835	4,536
Kite Realty Group Trust (ö)	201,600	841
Link REIT (The) (ö)	206,128	454
Primaris Retail Real Estate Investment Trust (ö)	11,268	160
Regency Centers Corp. (ö)(Ñ)	123,506	4,576
Tanger Factory Outlet Centers (ö)(Ñ)	47,900	1,788
Weingarten Realty Investors (ö)	77,043	1,535

		27,988

	Principal Amount ($) or Shares	Market Value $
Specialty - 6.6%
Atrium European Real Estate, Ltd. (Æ)	57,916	416
CA Immobilien Anlagen AG (Æ)	786	10
Digital Realty Trust, Inc. (ö)(Ñ)	258,637	11,822
DuPont Fabros Technology, Inc. (Æ)(ö)	110,446	1,472
Entertainment Properties Trust (ö)(Ñ)	29,200	997
Fabege AB	11,248	66
Forest City Enterprises, Inc. Class A (Ñ)	70,302	940
Glorious Property Holdings, Ltd. (Æ)	447,000	254
Goldcrest Co., Ltd.	6,385	193
IVG Immobilien AG (Æ)	5,066	56
Nomura Real Estate Holdings, Inc.	2,678	44
Norwegian Property ASA (Æ)	107,491	181
NRDC Acquisition Corp. (Æ)	33,864	350
Plum Creek Timber Co., Inc. (ö)(Ñ)	185,527	5,685
Rayonier, Inc. (ö)	48,085	1,967
Sumitomo Realty & Development Co., Ltd.	37,000	677
Unite Group PLC (Æ)	32,193	117

		25,247

Total Common Stocks (cost $310,154)		367,591

Short-Term Investments - 2.7%
Russell Investment Company Money Market Fund (£)	10,255,000	10,255

Total Short-Term Investments (cost $10,255)		10,255

Other Securities - 18.3%
State Street Securities Lending Quality Trust (×)	70,130,971	69,609

Total Other Securities (cost $70,131)		69,609

Total Investments - 117.8% (identified cost $390,540)		447,455

Other Assets and Liabilities, Net - (17.8%)		(67,555)

Net Assets - 100.0%		379,900

See accompanying notes which are an integral part of this quarterly report.

50	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	13	CAD	14	10/02/09	—
USD	2	EUR	1	10/01/09	—
USD	14	EUR	10	10/02/09	—
USD	15	EUR	10	10/02/09	—
USD	28	GBP	18	10/01/09	—
USD	11	HKD	84	10/02/09	—
USD	25	HKD	197	10/02/09	—
USD	26	HKD	198	10/02/09	—
USD	30	HKD	233	10/02/09	—
USD	58	HKD	452	10/02/09	—
USD	256	HKD	1,987	10/02/09	—
USD	11	JPY	966	10/01/09	—
USD	86	JPY	7,763	10/01/09	—
USD	4	JPY	353	10/02/09	—
USD	12	JPY	1,110	10/02/09	—
USD	15	JPY	1,356	10/02/09	—
USD	19	JPY	1,688	10/02/09	—
USD	104	JPY	9,335	10/02/09	—
USD	2	NOK	12	10/01/09	—
USD	14	NOK	81	10/02/09	—
USD	16	SGD	22	10/01/09	—
USD	24	SGD	33	10/02/09	—
BRL	27	USD	15	10/01/09	—
CAD	2	USD	2	10/01/09	—
CAD	27	USD	25	10/02/09	—
EUR	10	USD	15	10/01/09	—
EUR	6	USD	8	10/02/09	—
HKD	173	USD	22	10/02/09	—
JPY	212	USD	2	10/01/09	—
JPY	312	USD	3	10/01/09	—
JPY	461	USD	5	10/01/09	—
JPY	590	USD	7	10/01/09	—
JPY	4,084	USD	45	10/01/09	—
JPY	459	USD	5	10/02/09	—
JPY	633	USD	7	10/02/09	—
JPY	636	USD	7	10/02/09	—
JPY	3,421	USD	38	10/02/09	—
SEK	168	USD	24	10/01/09	—
SEK	244	USD	35	10/02/09	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					—

See accompanying notes which are an integral part of this quarterly report.

Real Estate Securities Fund	51

Russell Investment Funds

Real Estate Securities Fund

Presentation of Portfolio Holdings — September 30, 2009 (Unaudited)

Amounts in thousands (except Level 3 reconciliation)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Diversified	$35,903	$—	$—	$35,903	9.5
Free Standing Retail	3,621	—	—	3,621	1.0
Health Care	44,246	—	—	44,246	11.6
Industrial	19,559	—	—	19,559	5.2
Lodging/Resorts	19,529	—	—	19,529	5.1
Mixed Industrial/Office	11,817	—	—	11,817	3.1
Office	49,495	—	—	49,495	13.0
Regional Malls	49,267	—	—	49,267	13.0
Residential	56,878	—	—	56,878	15.0
Self Storage	24,041	—	—	24,041	6.3
Shopping Centers	27,988	—	—	27,988	7.4
Specialty	25,237	—	10	25,247	6.6
Short-Term Investments	10,255	—	—	10,255	2.7
Other Securities	—	69,609	—	69,609	18.3

Total Investments	377,836	69,609	10	447,455	117.8

Other Assets and Liabilities, Net					(17.8)

					100.0

Foreign Currency Exchange Contracts	—	—	—	—	—	*

Total Other Financial Instruments**	—	—	—	—

Total	$377,836	$69,609	$10	$447,455

*	Less than .05% of net assets.

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

Level 3 Reconciliation

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending September 30, 2009 were as follows:

Balance as of 01/01/09	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Net changes in unrealized appreciation/(depreciation) from investments still held as of 09/30/09	10,032
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of 09/30/09	$10,032

See accompanying notes which are an integral part of this quarterly report.

52	Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2009 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the SLQT.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Australian Bank Bill Short Term Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

SLQT - Securities Lending Quality Trust

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PLN - Polish zloty
AUD - Australian dollar	HUF - Hungarian forint	RUB - Russian ruble
BRL - Brazilian real	IDR - Indonesian rupiah	SEK - Swedish krona
CAD - Canadian dollar	ILS - Israeli shekel	SGD - Singapore dollar
CHF - Swiss franc	INR - Indian rupee	SKK - Slovakian koruna
CLP - Chilean peso	JPY - Japanese yen	THB - Thai baht
CNY - Chinese renminbi yuan	KES - Kenyan schilling	TRY - Turkish lira
COP - Colombian peso	KRW - South Korean won	TWD - Taiwanese dollar
CRC - Costa Rica colon	MXN - Mexican peso	USD - United States dollar
CZK - Czech koruna	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
DKK - Danish krone	NOK - Norweigian Krone	VND - Vietnamese dong
EGP - Egyptian pound	NZD - New Zealand dollar	ZAR - South African rand
EUR - Euro	PEN - Peruvian nouveau sol
GBP - British pound sterling	PHP - Philippine peso

Notes to Schedules of Investments	53

Russell Investment Funds

Notes to Quarterly Report — September 30, 2009 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

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This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended September 30, 2009 are disclosed in the Presentation of Portfolio Holdings.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

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Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

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The fair values of the Fund’s derivative instruments categorized by risk exposure for the period ended September 30, 2009 were as follows:

(Amounts in thousands)

	Multi-Style Equity Fund				Aggressive Equity Fund				Non-U.S. Fund
Derivatives not accounted for as hedging instruments under Statement 133	Equity Contracts	Foreign Currency Contracts	Credit Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Credit Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Credit Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities—Assets
Daily variation margin on futures contracts*	$566	$—	$—	$—	$233	$—	$—	$—	$77	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—	—	—	—	—	—	770	—	—
Investments at market value	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—

Total	$566	$—	$—	$—	$233	$—	$—	$—	$77	$770	$—	$—

Location: Statement of Assets and Liabilities—Liabilities
Daily variation margin on futures contracts*	$—	$—	$—	$—	$—	$—	$—	$—	$313	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—	—	—	—	—	—	262	—	—
Options written, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—	$—	$—	$313	$262	$—	$—

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(Amounts in thousands)

	Core Bond Fund				Real Estate Securities Fund
Derivatives not accounted for as hedging instruments under Statement 133	Equity Contracts	Foreign Currency Contracts	Credit Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Credit Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$—	$—	$—	$1,246	$—	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	279	—	—	—	—	—	—
Investments at market value	—	—	—	—	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	1,834	—	—	—	—
Credit default swap contracts, at market value	—	—	770	—	—	—	—	—

Total	$—	$279	$770	$3,080	$—	$—	$—	$—

Location: Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$—	$—	$—	$86	$—	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	312	—	—	—	—	—	—
Options written, at market value	—	—	—	175	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	596	—	—	—	—
Credit default swap contracts, at market value	—	—	2,931	—	—	—	—	—

Total	$—	$312	$2,931	$857	$—	$—	$—	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.

Only current day’s variation margin is reported within the statement of assets & liabilities

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. From time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended September 30, 2009, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

•	Non-U.S. Fund — trade settlement, exposing cash reserves to markets and hedging

•	Core Bond Fund — hedging and return enhancement

•	Real Estate Securities Fund — trade settlement

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may

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dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended September 30, 2009, there were no unfunded loan commitments in the Core Bond Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

For the period ended September 30, 2009, the following Funds purchased/sold options primarily for the strategies listed below:

•	Core Bond Fund — hedging and return enhancement

A Fund may enter into a swaption (swap option). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks

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associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2009, the following funds entered into future contracts primarily for the strategies listed below:

•	Multi-Style Equity Fund — exposing cash reserves to markets

•	Aggressive Equity Fund — exposing cash reserves to markets

•	Non U.S. Fund — exposing cash reserves to markets

•	Core Bond Fund — exposing cash reserves to markets, hedging and return enhancement

As of September 30, 2009, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Funds	Cash Collateral

Multi-Style Equity	$2,500,000
Aggressive Equity	1,200,000
Non-U.S.	2,800,000
Core Bond	226,250

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations.

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Swap agreements generally are entered into by “eligible participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of September 30, 2009, the Core Bond Fund had a cash collateral balances in connection with swaps contracts purchased (sold) as follows:

Funds	Cash Collateral for Swaps	Due to Broker

Core Bond	$2,101,399	$1,750,000

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap. Depending on the terms of the contract, the credit default swap may be closed via physical settlement. However, if there is instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index,

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and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2009 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when its purchases a credit default swap. As a buyer of credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended September 30, 2009, the Core Bond Fund entered into credit default swaps primarily for hedging and return enhancement.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended September 30, 2009, the Core Bond Fund entered into interest rate swaps primarily for hedging and return enhancement.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two

62	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2009 (Unaudited)

parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2009, the Core Bond Fund entered into index rate swaps primarily for hedging and return enhancement.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who

Notes to Quarterly Report	63

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2009 (Unaudited)

have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk

64	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2009 (Unaudited)

associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

To be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of September 30, 2009, the Core Bond Fund had cash collateral balances in connection with TBAs as follows:

Funds	Due to Broker

Core Bond	$92,000

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets which potentially expose the Funds to credit risk consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values. Unrealized gain on foreign exchange swaps or other derivatives transactions have been written down to zero, while anticipated losses for such transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Schedule of Investments.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing the Lehman Brothers Inc. case has set a claims filing deadline of January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. To the extent that the Funds held accounts with

Notes to Quarterly Report	65

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2009 (Unaudited)

Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009. The court overseeing the bankruptcy proceedings for the remaining U.S. Lehman entities has set a claims filing deadline of September 22, 2009 for all claims affecting the Funds and the Funds timely filed the appropriate proofs of claim.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended September 30, 2009 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received

Outstanding December 31, 2008	59	$579,985
Opened	64	439,852
Closed	(12)	(575,355)
Expired	(96)	(91,883)

Outstanding September 30, 2009	15	$352,599

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33  1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At September 30, 2009, the SLQT Fund was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value.

As of September 30, 2009, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity	$317,914	Pool of US Government Securities and Corporate Bonds

66	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2009 (Unaudited)

4.	Related Party Transactions

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell Investment Company (“RIC”) Russell Money Market Fund. As of September 30, 2009, $81,888,000 represents Investment Company Funds in the RIC Russell Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company.

5.	Federal Income Taxes

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Cost of Investments	$347,850,532	$174,314,418	$322,499,982	$433,881,117	$433,887,707

Unrealized Appreciation	$28,930,865	$19,685,616	$25,463,703	$13,758,972	$16,417,748
Unrealized Depreciation	(7,521,836)	(3,584,697)	(9,280,326)	(23,166,952)	(2,850,117)

Net Tax Unrealized Appreciation(Depreciation)	$21,409,029	$16,100,919	$16,183,377	$(9,407,980)	$13,567,631

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

Notes to Quarterly Report	67

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2009 (Unaudited)

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Aggressive Equity Fund - 0.4%
Perceptron Inc.	03/10/08	45,969	9.73	447	200
White Electronic Designs Corp.	03/10/08	90,202	4.33	391	417

					617

Core Bond Fund - 2.1%
Adam Aircraft Term Loan	02/13/08	54,196	99.02	54	1
Anglo American Capital PLC	08/03/09	100,000	114.83	115	121
Apidos CDO	01/29/09	500,000	71.39	357	430
ARES CLO Funds	01/15/09	730,000	73.48	536	644
Armstrong Loan Funding, Ltd.	05/21/09	758,086	85.76	650	709
BNP Paribas Capital Trust	06/01/06	450,000	112.11	504	427
Black Diamond CLO, Ltd.	09/11/08	1,000,000	84.06	841	851
CareFusion Corp.	07/14/09	300,000	98.38	295	325
Catlin Insurance Co., Ltd.	01/11/07	100,000	100.00	100	66
CIT Mortgage Loan Trust	10/05/07	220,165	100.00	220	178
CIT Mortgage Loan Trust	10/05/07	130,000	100.00	130	47
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	63
Credit Suisse Mortgage Capital	09/03/08	619,157	67.78	420	438
DG Funding Trust	11/04/03	49	10,537.12	516	417
DirecTV Holdings LLC / DirecTV Financing Co., Inc.	09/14/09	125,000	99.26	124	124
Dolphin Energy, Ltd.	07/23/09	130,000	100.37	130	132
ENEL Finance International SA	09/13/07	275,000	100.00	274	274
Freddie Mac REMICS	06/28/07	65,243	108.88	66	63
Freddie Mac REMICS	07/17/07	31,459	109.01	34	32
HCA, Inc.	08/05/09	125,000	98.39	123	125
Macquarie Bank, Ltd.	08/11/09	1,000,000	99.20	992	1,012
Royal Bank of Scotland PLC (The)	08/18/09	100,000	99.71	100	102
Societe Financement de l’Economie Francaise	09/15/09	1,200,000	99.47	1,194	1,202
Symetra Financial Corp.	06/26/06	150,000	98.60	148	127
Washington Mutual Mortgage Pass Through Certificates	04/01/05	195,086	100.00	195	8

					7,918

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

7.	Subsequent Events

Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 30, 2009, the date the Quarterly Report as issued.

Effective November 3, 2009 each of the Funds which previously invest its cash reserves in the Russell Money Market Fund began investing those cash balances in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC.

68	Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	69

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2009 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

SEPTEMBER 30, 2009

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

September 30, 2009 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 60.0%
RIF Core Bond Fund	1,661,757	17,016

Domestic Equities - 26.0%
RIF Aggressive Equity Fund	92,617	850
RIF Multi-Style Equity Fund	253,464	2,826
RIF Real Estate Securities Fund	80,196	866
RIC Russell U.S. Quantitative Equity Fund	116,213	2,831

		7,373

International Equities - 14.0%
RIF Non-U.S. Fund	274,945	2,551
RIC Russell Emerging Markets Fund	34,092	573
RIC Russell Global Equity Fund	114,117	847

		3,971

Total Investments - 100.0% (identified cost $27,617)		28,360

Other Assets and Liabilities, Net - 0.0%		5

Net Assets - 100.0%		28,365

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund	3

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 39.7%
RIF Core Bond Fund	3,524,488	36,091

Domestic Equities - 39.2%
RIF Aggressive Equity Fund	395,833	3,634
RIF Multi-Style Equity Fund	1,214,101	13,537
RIF Real Estate Securities Fund	449,932	4,855
RIC Russell U.S. Quantitative Equity Fund	555,770	13,538

		35,564

International Equities - 21.1%
RIF Non-U.S. Fund	1,368,991	12,704
RIC Russell Emerging Markets Fund	168,074	2,824
RIC Russell Global Equity Fund	486,328	3,608

		19,136

Total Investments - 100.0% (identified cost $95,454)		90,791

Other Assets and Liabilities, Net - 0.0%		6

Net Assets - 100.0%		90,797

See accompanying notes which are an integral part of this quarterly report.

4	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 20.0%
RIF Core Bond Fund	1,043,760	10,688

Domestic Equities - 53.0%
RIF Aggressive Equity Fund	347,815	3,193
RIF Multi-Style Equity Fund	1,003,447	11,188
RIF Real Estate Securities Fund	298,084	3,216
RIC Russell U.S. Quantitative Equity Fund	438,123	10,673

		28,270

International Equities - 27.0%
RIF Non-U.S. Fund	978,873	9,084
RIC Russell Emerging Markets Fund	127,727	2,146
RIC Russell Global Equity Fund	430,890	3,197

		14,427

Total Investments - 100.0% (identified cost $60,489)		53,385

Other Assets and Liabilities, Net - (0.0%)		(3)

Net Assets - 100.0%		53,382

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund	5

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — September 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Domestic Equities - 65.0%
RIF Aggressive Equity Fund	139,579	1,281
RIF Multi-Style Equity Fund	426,689	4,758
RIF Real Estate Securities Fund	118,937	1,283
RIC Russell U.S. Quantitative Equity Fund	187,835	4,576

		11,898

International Equities - 35.0%
RIF Non-U.S. Fund	453,731	4,211
RIC Russell Emerging Markets Fund	54,971	923
RIC Russell Global Equity Fund	172,618	1,281

		6,415

Total Investments - 100.0% (identified cost $20,467)		18,313

Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		18,311

See accompanying notes which are an integral part of this quarterly report.

6	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2009 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) funds and other of the Investment Company’s funds (the “Underlying Funds”) as set forth in the table below. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the ranges below based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from the ranges when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Asset Allocation Targets as of May 1, 2009
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
RIF Core Bond Fund	55-65%	35-45%	15-25%	0%
Domestic Equities
RIF Aggressive Equity Fund	0-8	0-9	1-11	2-12
RIF Multi-Style Equity Fund	5-15	10-20	16-26	21-31
RIF Real Estate Securities Fund	0-8	0-10	1-11	2-12
RIC Russell U.S. Quantitative Equity Fund	5-15	10-20	15-25	20-30
International Equities
RIF Non-U.S. Fund	4-14	9-19	12-22	18-28
RIC Russell Emerging Markets Fund	0-7	0-8	0-9	0-10
RIC Russell Global Equity Fund	0-8	0-9	1-11	2-12

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Underlying Funds. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

Notes to Quarterly Report	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2009 (Unaudited)

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by a single major US Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2009 (Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended September 30, 2009 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments for Tax Purposes	$29,886,478	$99,316,872	$61,943,194	$23,144,918

Unrealized Appreciation	$524,442	$2,948,244	$449,239	$487,039
Unrealized Depreciation	(2,050,907)	(11,473,650)	(9,006,979)	(5,319,079)

Net Tax Unrealized Appreciation (Depreciation)	$(1,526,465)	$(8,525,406)	$(8,557,740)	$(4,832,040)

4.	Subsequent Events

Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 30, 2009, the date the Quarterly Report as issued.

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

10	Shareholder Requests for Additional Information

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: November 24, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 24, 2009